                                    REGISTRATION NO. 333-10581 AND 811-07600
                                                     -----------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                        Post-effective Amendment No. 1
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 9
                        (Check appropriate box or boxes)

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                ONE MOODY PLAZA
                            GALVESTON, TEXAS  77550
              (Address of Depositor's Principal Executive Offices)
                                 (409) 763-4661
              (Depositor's Telephone Number, including Area Code)
REX HEMME                                JERRY L. ADAMS
VICE PRESIDENT, ACTUARY             GREER, HERZ & ADAMS, L.L.P.
AMERICAN NATIONAL         WITH COPY TO:  ONE MOODY PLAZA
                          ------------
 INSURANCE COMPANY                       GALVESTON, TEXAS 77550
ONE MOODY PLAZA
GALVESTON, TEXAS  77550
                    (Name and Address of Agent for Service)
=================================================================

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of
----------------------------------------
the Registrant has been registered under the Securities Act of 1933 pursuant to

Rule 24f-2 under the Investment Company Act of 1940.  Under Rule 24f-2(b)(1), no
----------                                                  ----------------
notice was required to be filed in the Office of the Securities and Exchange Commission for the Registrant's fiscal year ending December 31, 1997.

=================================================================
It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------

[ ]     immediately upon filing pursuant to paragraph (b) of Rule
 485
[X]     on APRIL 30, 1998 pursuant to paragraph (b) of Rule 485
[ ]     60 days after filing pursuant to paragraph (a)(i) of Rule
 485
[ ]     on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]     75 days after filing pursuant to paragraph (a)(ii) of rule
 485
[ ]     on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

                             CROSS REFERENCE SHEETS
                             ----------------------

     Cross reference sheet pursuant to Rule 495(a) of the Securities Act of 1933 showing location in the prospectuses and statement of additional information of items required by the Form N-4.

     Location in the individual variable annuity prospectus of items required by the Form N-4.

PART A ITEM                              CAPTION IN PROSPECTUS
-----------                              ---------------------

1.   Cover Page

     (a)(i)                              Cover Page

     (a)(ii)                             Cover Page

     (a)(iii)                            Cover Page

     (a)(iv)                             Not Applicable

     (a)(v)(A)                           Cover Page

     (a)(v)(B)                           Cover Page

     (a)(v)(C)                           Cover Page

     (a)(vi)                             Cover Page

     (a)(vii)                            Cover Page

     (a)(viii)                           Cover Page

     (a)(ix)                             Not Applicable

     (b)                                 Not Applicable

2.   Definitions                         GLOSSARY OF TERMS

3.   Synopsis

     (a)                                 SUMMARY OF EXPENSES -Expenses during
                                         the Accumulation Period

     (b)                                 SUMMARY OF THE CONTRACTS

     (c)                                 SUMMARY OF THE CONTRACTS

     (d)                                 Not Applicable

4.   Condensed Financial Information

     (a)                                 Not Applicable

     (b)                                 PERFORMANCE

     (c)                                 FINANCIAL STATEMENTS

5.   General Description of Registrant, Depositor, and Portfolio Companies

     (a)(i)                              AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         -American National Insurance Company

     (a)(ii)                             AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         -American National Insurance Company

     (a)(iii)                            AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         -American National Insurance Company

     (b)(i)                              AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         - The Separate Account

     (b)(ii)(A)                          AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         - The Separate Account

     (b)(ii)(B)                          AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         - The Separate Account

     (b)(ii)(C)                          AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         - The Separate Account

     (b)(iii)                            AMERICAN NATIONAL INSURANCE COMPANY
                                         AND THE SEPARATE ACCOUNT
                                         - The Separate Account

     (c)(i) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American

                                    National Fund; AMERICAN NATIONAL INSURANCE
                                    COMPANY AND THE SEPARATE ACCOUNT
                                    - The Fidelity Funds

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT
                                    - The Fidelity Funds

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT
                                    - The Fidelity Funds

     (d) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (e)                                 VOTING RIGHTS

     (f)                                 DISTRIBUTOR OF THE CONTRACTS

6.   Deductions

     (a) SUMMARY OF EXPENSES -Expenses During the Accumulation Period; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

     (b) SUMMARY OF EXPENSES -Expenses During the Accumulation Period; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

     (c) CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD - Exceptions to Charges

     (d)                            DISTRIBUTOR OF THE CONTRACTS

     (e)                            SUMMARY OF EXPENSES

     (f)                            SUMMARY OF EXPENSES

7.   General Description of Variable Annuity Contracts

     (a) DISTRIBUTIONS UNDER THE CONTRACT - ACCUMULATION PERIOD - Full and Partial Surrenders; DISTRIBUTIONS UNDER THE CONTRACT -Accumulation Period -Death Benefit During Accumulation Period; ANNUITY PERIOD

     (b)(i) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS -Allocation of Purchase Payments

     (b)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS -Allocation of Purchase Payments; CONTRACTS -Transfers Prior to Annuity Date

     (b)(iii)                       Not Applicable

     (c)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT -Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT -Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT -Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (d)                            CONTRACTS - Contractowner Inquiries

8.   Annuity Period

     (a)                            ANNUITY PERIOD - Annuity Provisions

     (b) ANNUITY PERIOD - Election of Annuity Date and Form of Annuity

     (c)                            ANNUITY PERIOD - Annuity Options

     (d)                            ANNUITY PERIOD - Value of Variable Annuity
                                    Payments: Assumed Investment Rates

     (e)                            CONTRACTS - Contract Application and
                                    Purchase Payments; ANNUITY PERIOD

     (f) ANNUITY PERIOD - Election of Annuity Date and Form of Annuity; ANNUITY PERIOD - Annuity Options

9.   Death Benefit

     (a) SUMMARY OF THE CONTRACTS - How the Death Benefit Varies; DISTRIBUTIONS UNDER THE CONTRACT -Death Benefit During Accumulation Period; ANNUITY PERIOD - Annuity Options

     (b) DISTRIBUTIONS UNDER THE CONTRACT - Death Benefit During Accumulation Period

10.  Purchases and Contract Value

     (a)(i)                         CONTRACTS - Contract Application and
                                    Purchase Payments

     (a)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS -Allocation of Purchase Payments; CONTRACTS -Crediting of Accumulation Unit s

     (a)(iii)(A)                    CONTRACTS - Crediting of Accumulation Units

     (a)(iii)(B)                    CONTRACTS - Determining the Accumulation
                                    Unit Values

     (a)(iii)(C)                    CONTRACTS - Crediting of Accumulation Units;
                                    CONTRACTS- Determining the Accumulation Unit
                                    Values

     (b)                            CONTRACTS - Determining the Accumulation
                                    Unit Values

     (c)                            CONTRACTS - Crediting of Accumulation Units;
                                    CONTRACTS - Determining the Accumulation
                                    Unit Values

     (d)                            DISTRIBUTOR OF THE CONTRACTS

11.  Redemptions

     (a) DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Full and Partial Surrenders; ANNUITY PERIOD

     (b)                            Not Applicable

     (c)                            Not Applicable

     (d) DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Full and Partial Surrenders; ANNUITY PERIOD

     (e) Cover Page; CONTRACTS -Contract Application and Purchase Payments

12.  Taxes

     (a)                            FEDERAL TAX MATTERS

     (b)                            FEDERAL TAX MATTERS -Qualified Contracts

     (c)                            CHARGES AND DEDUCTIONS DURING THE
                                    ACCUMULATION PERIOD - Charges for Taxes

13.  Legal Proceedings              LEGAL PROCEEDINGS

14.  Table of Contents of the Statement of Additional Information

                                    TABLE OF CONTENTS OF THE STATEMENT OF
                                    ADDITIONAL INFORMATION

     Location in the Statement of Additional Information of information required by Items of Form N-4.


                                    CAPTION IN STATEMENT OF
PART B ITEM                         ADDITIONAL INFORMATION
-----------                         ----------------------

15.  Cover Page

     (a)(i)                         Cover Page

     (a)(ii)                        Cover Page

     (a)(iii)(A)                    Cover Page

     (a)(iii)(B)                    Cover Page

     (a)(iii)(C)                    Cover Page

     (a)(iv)                        Cover Page

     (a)(v)                         Cover Page

     (b)                            Not Applicable

16.  Table of Contents              TABLE OF CONTENTS

17.  General Information and History

     (a)                            Not Applicable

     (b)                            Not Applicable

     (c) See Prospectus (AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company)

18.  Services

     (a)                            Not Applicable

     (b)                            See Prospectus (DISTRIBUTOR OF THE
                                    CONTRACTS)

     (c) Cover Page; Experts; Distribution of the Contracts - Safekeeping of the Separate Account Assets

     (d)                            Not Applicable

     (e)                            Not Applicable

     (f)                            Not Applicable

19.                                 Purchase of Securities Being Offered

     (a) See Prospectus (CONTRACTS - Contract Application and Purchase Payments; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD - Exceptions to Charges)

     (b) See Prospectus (SUMMARY OF EXPENSES - Expenses during the Accumulation Period; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD -Surrender Charge)

20.  Underwriters

     (a)                            See Prospectus (DISTRIBUTOR OF THE
                                    CONTRACTS)

     (b)                            DISTRIBUTION OF THE CONTRACTS

     (c)                            Not Applicable

     (d)(i)                         Not Applicable

     (d)(ii)                        Not Applicable

     (d)(iii)                       Not Applicable

     (d)(iv)                        Not Applicable

21.  Calculation of Performance Data

     (a)(i)                         RECORDS AND REPORTS

     (a)(ii)                        RECORDS AND REPORTS

     (a)(iii)                       RECORDS AND REPORTS

     (a)(iv)                        RECORDS AND REPORTS

     (b)(i)(A)                      RECORDS AND REPORTS

     (b)(i)(B)                      RECORDS AND REPORTS

     (b)(i)(C)                      RECORDS AND REPORTS

     (b)(ii)(A)                     RECORDS AND REPORTS

     (b)(ii)(B)                     RECORDS AND REPORTS

     (b)(ii)(C)                     RECORDS AND REPORTS

     (b)(iii)(A)                    RECORDS AND REPORTS

     (b)(iii)(B)                    RECORDS AND REPORTS

     (b)(iii)(C)                    RECORDS AND REPORTS

22.  Annuity Payments               THE CONTRACT -Computation of
                                    Variable Annuity Payments
23.  Financial Statements

     (a)                            Not Applicable

     (b)                            FINANCIAL STATEMENTS

Part C Other Information
------------------------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                               AMERICAN NATIONAL

                                    VARIABLE
                                   ANNUITY II

                        [LOGO WEALTHQUEST APPEARS HERE]

                                 Prospectus for
                         Variable Annuity II Contracts
                                   Issued by
                               AMERICAN NATIONAL
                               INSURANCE COMPANY
                                ONE MOODY PLAZA
                            GALVESTON, TEXAS 77550-7999
                                1-800-306-2959

                      CUSTODIAN
                      American National Insurance Company
                      One Moody Plaza
                      Galveston, Texas 77550-7999

                      INSURER
[LOGO OF AMERICAN     American National Insurance Company
 NATIONAL APPEARS     ONE MOODY PLAZA
 HERE]                Galveston, Texas 77550-7999

                      DISTRIBUTOR
                      Securities Management and Research, Inc.
                      One Moody Plaza
                      Galveston, Texas 77550-7999

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

  This Prospectus describes the individual deferred Variable Annuity Contracts II (the "Contracts") offered by American National Insurance Company ("American National"). The Contracts are designed to provide an investment vehicle for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Contracts provide for annuity payments commencing at some later date specified by the Contractowner.

  Unlike traditional guaranteed annuities, the Contracts provide for Accumulation Values and annuity payment amounts which are based on and vary with the investment performance of Subaccounts of the American National Variable Annuity Separate Account (the "Separate Account") and/or the American National Fixed Account. The assets of the Subaccounts are invested in the portfolios of American National Investments Accounts, Inc.(the "American National Fund"), Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III (the "Fidelity Funds"), MFS Variable Insurance Trust (the "MFS Fund"), T. Rowe Price International Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. (the "T. Rowe Price Funds"), Van Eck Worldwide Insurance Trust (the "Van Eck Fund"), Federated Insurance Series (the "Federated Fund") and Lazard Retirement Series, Inc. (the "Lazard Fund"). The portfolios that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio"and, collectively, as the "Eligible Portfolios".

  The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "l940 Act") as a unit investment trust, which is a type of investment company. The Separate Account currently has twenty-six separate Subaccounts: American National Growth, American National Balanced, American National Managed, American National Money Market (the "American National Portfolios"), Fidelity Asset Manager, Fidelity Index 500, Fidelity Growth Opportunities, Fidelity Contrafund, Fidelity Asset Manager Growth (the "Fidelity Portfolios"), T. Rowe Price Equity Income, T. Rowe Price International Stock, T. Rowe Price Mid-Cap Growth, T. Rowe Price Limited-Term Bond (the "T. Rowe Price Portfolios"), MFS Value Series, MFS Emerging Growth Series, MFS Research Series, MFS Growth With Income Series (the "MFS Portfolios"), Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets (the "Van Eck Portfolios"), Federated Utility Fund II, Federated Growth Strategies Fund II, Federated Fund for U.S. Government Securities II from the General Account assets, except for the Fixed, Federated High Income Bond Fund II, Federated Equity Income Fund II (the "Federated Portfolios"), Lazard Retirement Emerging Markets, and Lazard Retirement Small Cap (the "Lazard Portfolios"). The assets of such Subaccounts; are invested in shares of a corresponding Eligible Portfolio. The accompanying prospectuses describe the investment objectives, policies and the risks of each of the Eligible Portfolios.

  The Fixed Account is funded by the general assets of American National.

  Although the contracts are designed primarily to offer benefits based on investment performance, all or a portion of the annuity payments can be in the form of a traditional guaranteed annuity.

  The Contractowner has the right to examine a Contract and return it to American National during what is generally known as the "free look" period. American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract.

  This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract is free and may be obtained by calling American National at the telephone number above. The Statement of Additional Information which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission. The Table of Contents of such Statement of Additional Information is set forth in this Prospectus on page 27.

                    THIS PROSPECTUS MUST BE ACCOMPANIED BY A
     CURRENT PROSPECTUS OR PROSPECTUS PROFILES FOR EACH ELIGIBLE PORTFOLIO.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
            SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  An interest in the Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                                APRIL 30, 1998

TABLE OF CONTENTS
                                                                            Page
Glossary of Terms ..........................................................   3
Summary of the Contracts....................................................   4
  Purpose of the Contracts .................................................   4
  Investment Options .......................................................   4
  Purchasing a Variable Annuity Contract ...................................   4
  Allocation and Transfers .................................................   4
  How the Death Benefit Varies .............................................   4
  Surrenders from the Contract Prior to Annuity Date .......................   4
  How Annuity Payments are Determined ......................................   4
Your Right to Cancel the
Variable Annuity Contract - The "free look" Period .........................   5
Summary of Expenses ........................................................   5
  Expenses During the Accumulation Period ..................................   5
  Expenses During the Annuity Period .......................................   8
American National Insurance Company
and the Separate Account....................................................   9
  American National Insurance Company ......................................   9
  The Separate Account .....................................................   9
  The American National Fund ...............................................   9
  The Fidelity Funds .......................................................  10
  T. Rowe Price Series .....................................................  10
  MFS Variable Insurance Trust .............................................  11
  Van Eck Worldwide Insurance Trust ........................................  11
  Federated Insurance Series ...............................................  12
  Lazard Retirement Series, Inc ............................................  12
  Addition, Deletion or Substitution of Investments ........................  13
Resolving Material Conflicts ...............................................  13
Fixed Account ..............................................................  14
Contracts...................................................................  14
  Purpose of the Contracts .................................................  14
  Type of Contracts ........................................................  14
  Contract Application and Purchase Payments ...............................  14
  Allocation of Purchase Payments ..........................................  15
  Crediting of Accumulation Units ..........................................  15
  Determining the Accumulation Unit Values .................................  15
  Transfers Prior to Annuity Date ..........................................  15
  Dollar Cost Averaging ....................................................  15
  Asset Allocation Program .................................................  16
Contractowner Inquiries ....................................................  16
Charges and Deductions During
the Accumulation Period ....................................................  16
  Surrender Charge..........................................................  16
  Other Charges.............................................................  16
  (a) Administrative Charges................................................  16
  (b) State Premium Taxes...................................................  16
  (c) Mortality and Expense Risk Fee........................................  16
  (d) Charges for Taxes.....................................................  17
  (e) Exchange Fee..........................................................  17
  Deduction of Fees ........................................................  17
  Exceptions to Charges ....................................................  17
Distributions Under the Contract
Accumulation Period ........................................................  17
  Full and Partial Surrenders ..............................................  17
  Systematic Withdrawal Program ............................................  17
  Waiver of Surrender Charges ..............................................  18
  (a) Nursing Home Waiver ..................................................  18
  (b) Disability Waiver ....................................................  18
  (c) Involuntary Unemployment Waiver ......................................  18
  (d) Terminal Illness Waiver ..............................................  18
  Death Benefit During Accumulation Period .................................  19
Annuity Period .............................................................  19
  Election of Annuity Date and Form of Annuity .............................  19
  Allocation of Benefits ...................................................  19
  Annuity Options ..........................................................  19
  Value of Variable Annuity Payments:
  Assumed Investment Rates .................................................  20
  Annuity Provisions .......................................................  20
Federal Tax Considerations .................................................  20
  Introduction .............................................................  20
  Tax Status of the Contract ...............................................  21
  Taxation of Annuities ....................................................  21
  Transfers, Assignments or Exchanges
  of a Contract ............................................................  23
  Withholding ..............................................................  23
  Multiple Contracts .......................................................  23
  Qualified Plans ..........................................................  23
  Possible Charge for American National's Taxes ............................  24
  Other Tax Consequences ...................................................  24
    Possible Legislative Changes ...........................................  24
Performance ................................................................  24
Distributor of the Contracts ...............................................  25
Safekeeping of the Separate Accounts Assets ................................  25
Voting Rights ..............................................................  25
State Regulation of American National ......................................  26
  Preparing for Year 2000 ..................................................  26
Legal Matters ..............................................................  26
Legal Proceedings ..........................................................  26
Experts ....................................................................  26
Additional Information .....................................................  27
Financial Statements .......................................................  27
Table of Contents of
Statement of Additional Information ........................................  27

GLOSSARY OF TERMS

  The following definitions may be useful in reading this Prospectus. Certain additional terms are defined in the text.

  ACCUMULATION PERIOD - The period from the date Accumulation Units are first purchased under a Contract to the earliest of the Annuity Date, the date the Contract is surrendered for its then current value or the date due proof of the Annuitant's death is received at American National's Home Office.

  ACCUMULATION UNIT - A standard of measurement used with respect to each Subaccount to calculate the value of a Contract during the Accumulation Period. The value of an Accumulation Unit fluctuates with the value of the shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions (see "Charges and Deductions," page 16).

  ACCUMULATION UNIT VALUE - The value of an Accumulation Unit.

  ACCUMULATION VALUE - The Accumulation Value of a Contract is the sum of: (i) the total Accumulation Units in Subaccounts attributable to the Contract times the respective Accumulation Unit Value of such Subaccounts, and (ii) the Contractowner's value in the Fixed Account.

  ANNUITANT - The person upon whose life expectancy the Contract is written. The Annuitant may also be the Contractowner.

  ANNUITY DATE - The date on which the Accumulation Period changes to the Annuity Period. The Annuity Date must be at least five years after the date of Issue.

  ANNUITY PERIOD - The period of time during which annuity payments are being made.

  ANNUITY UNIT - A standard of measurement used with respect to each Subaccount to calculate the dollar amount of variable annuity payments during the Annuity Period. The value of an Annuity Unit fluctuates with the value of shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions. (See "Charges and Deductions," page 16).

  CONTRACT - A Variable Annuity Contract issued pursuant to this Prospectus which sets forth the obligations and contractual promises which American National makes to the Contractowner.

  CONTRACTOWNER - The person or entity entitled to exercise rights of ownership in a Contract prior to the Annuity Date or termination of the Contract. The Contractowner and the Annuitant need not be the same.

  CONTRACT YEAR - The period from the date the first Purchase Payment is credited to the Contract until the immediately preceding day of the succeeding year. (February 29 will be treated as February 28 for the purpose of this definition).

  DATE OF ISSUE - The date as of which a Contract is issued and the initial Net Purchase Payment is credited to the Contract

  DEFERRED ANNUITY CONTRACT - A Contract in which annuity payments commence at some future date specified by the Contractowner.

  ELIGIBLE PORTFOLIO - A Portfolio which corresponds to and in which a Subaccount can be invested.

  FIXED ACCOUNT - An account that is a part of American National's General Account to which all or a portion of Net Purchase Payments and transfers may be allocated for accumulation at fixed rates of interest.

  GENERAL ACCOUNT - The General Account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

  GUARANTEED ANNUITY - An annuity under which the amount of each annuity payment is guaranteed by American National during the Annuity Period.

  HOME OFFICE - American National's Home Office is located at One Moody Plaza, Galveston, Texas 77550-7999.

  MINIMUM GUARANTEED DEATH BENEFIT - For all dates up to and including the first Six-Year Anniversary Date, the Minimum Guaranteed Death Benefit will equal Purchase Payments less Partial Surrender Reductions made on or before such date. For all subsequent Six-Year Anniversary Dates, the Minimum Guaranteed Death Benefit will equal the greater of: (i) the Accumulation Value on such Six-Year Anniversary Date, or (ii) the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date, plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date. For all other dates, the Minimum Guaranteed Death Benefit will equal the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date.

  MORTALITY AND EXPENSE RISK FEE - The amount payable to American National for accepting mortality and expense risks.

  NET PURCHASE PAYMENT - The Purchase Payment less any government entity premium tax charge.

  NON-QUALIFIED CONTRACT - A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

  PARTIAL SURRENDER REDUCTION - An amount equal to (i) the amount of a surrender, multiplied by (ii) the Minimum Guaranteed Death Benefit on the date immediately prior to a surrender, divided by (iii) the Accumulation Value on the date immediately prior to the surrender.

  PORTFOLIO - A separate series of capital securities designed to meet specified investment objectives. Currently there are twenty-six portfolios, all of which are Eligible Portfolios.

  PURCHASE PAYMENT - A payment made into a Contract during the Accumulation Period.

  QUALIFIED CONTRACT - A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

  SIX-YEAR ANNIVERSARY DATE - The last day of each Contract Year prior to the Annuitants 75th birthday which is evenly divisible by six.

  SUBACCOUNT - A subdivision of the Separate Account Each Subaccount invests exclusively in the shares of a corresponding Eligible Portfolio.

  VALUATION DATE - A valuation date is each day on which the New York Stock Exchange ("NYSE") and American National are open for trading. American National will be closed on each national holiday on which the NYSE is closed, and will also be closed on Friday, November 27, 1998 and Thursday, December 24, 1998.

  VALUATION PERIOD - The period commencing at the close of regular trading on the NYSE on one Valuation Date and ending at the close of regular trading on the NYSE on the next succeeding Valuation Date.

  VARIABLE ANNUITY - An annuity providing payments which vary in dollar amount depending on the investment results of the Portfolios selected.

SUMMARY OF THE CONTRACTS

PURPOSE OF THE CONTRACTS
  The Contract is a flexible premium deferred fixed and variable annuity contract offered by American National Insurance Company. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Contract may be sold to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code.

  The Contractowner may allocate Net Purchase Payments to one or more of the Subaccounts of the Separate Account. Each Subaccount, in turn, invests in a corresponding Eligible Portfolio. Each Eligible Portfolio has its own investment objective. There is no assurance that a Subaccount will obtain its investment objective. Because a Variable Annuity's value is based on the investment performance of Eligible Portfolios and is not guaranteed, a Variable Annuity Contract entails more investment risk than a traditional Guaranteed Annuity.

  There is also American National's Fixed Account option for Contractowners; who prefer more conservative investments. (See Fixed Account, page 14.)

  Because the Contract provides for an Accumulation Value as well as a Death Benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of the Subaccounts to which Accumulation Value is allocated is poorer than expected, the Contract may lapse or may not accumulate sufficient Accumulation Value to fund the purpose for which the Contract was purchased. Withdrawals may significantly affect current and future Accumulation Value, surrender value, or death benefit proceeds. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose a purchaser should consider whether the long-term nature of the Contract is consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Considerations" on page 20.)

INVESTMENT OPTIONS
  Net Purchase Payments may be invested in the Subaccounts and/or in American National's Fixed Account. The twenty-six Subaccounts are: the American National Growth, the American National Balanced, the American National Managed, the American National Money Market, the Fidelity Asset Manager, the Fidelity Index 500, the Fidelity Growth Opportunities, the Fidelity Contrafund, the Fidelity Asset Manager Growth, the T. Rowe Price Equity Income, the T. Rowe Price International, the T. Rowe Price MidCap Growth, the T. Rowe Price Limited-Term Bond, the MFS Value Series, the MFS Emerging Growth Series, the MFS Research Series, the MFS Growth With Income Series, the Van Eck Worldwide Hard Assets, the Van Eck Worldwide Emerging Markets, the Federated Utility Fund II, the Federated Growth Strategies Fund II, the Federated Fund for U.S. Government Securities II, the Federated High Income Bond Fund II, Federated Equity Income Fund II, Lazard Retirement Emerging Markets, and the Lazard Retirement Small Cap. Each of the Subaccounts invests exclusively in the shares of a corresponding Eligible Portfolio. Each such Subaccount and corresponding Eligible Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. The prospectuses for each of the Portfolios should be read carefully before investing. (See the "Funds" beginning on page 9.)

PURCHASING A VARIABLE ANNUITY CONTRACT
  Individuals wishing to purchase a Variable Annuity Contract must complete an application and pay the minimum initial Purchase Payment to American National's Home Office. For information on the minimum and maximum amounts of Purchase Payments, see "Contract Application and Purchase Payments," page 14.

ALLOCATION AND TRANSFERS
  Net Purchase Payments will be initially allocated to each Subaccount and/or the Fixed Account as instructed in the application. Thereafter, the allocation may be changed by the Contractowner. All allocations must be at least 1% of the Net Purchase Payment. The minimum initial deposit in any subaccount and/or the Fixed Account is $500.

  During the Accumulation Period, transfers can be made between Subaccounts and American National's Fixed Account. American National allows twelve free transfers per Contract Year. Any additional transfer will be subject to a $10.00 exchange fee. Transfers out of the Fixed Account are limited as described in the section "Tranfers Prior to Annuity Date" on page 15. Unused transfers do not carry over from a Contract Year to the next Contract Year.

  Transfers and allocation changes can be made by either writing to American National's Home Office or by telephone instructions. A Telephone Transfer Authorization Form must be on file at American National's Home Office before telephone instructions will be allowed.

HOW THE DEATH BENEFIT VARIES
  In the event of the Annuitant's death prior to the Annuity Date, the death benefit for the Contracts will equal the greater of: (i) Accumulation Value on the date that due proof of death is received by American National at its Home Office, or (ii) the Minimum Guaranteed Death Benefit calculated as of the date that due proof of death is received by American National at its Home Office. During the Annuity Period, death benefits, if any, depend upon the annuity option selected. (See Annuity Options at page 19).

SURRENDERS FROM THE CONTRACT PRIOR TO ANNUITY DATE
  Prior to the Annuity Date, all or part of a Variable Annuity's Accumulation Value maybe surrendered upon the Contractowner's written request. A surrender may be subject to a Surrender Charge, an IRS penalty tax for early withdrawal and potentially an income tax Surrenders from Contracts qualified under Section 403(b) of the Code may be restricted. (See "Qualified Plans" under "Federal Tax Considerations" at page 23). The sum of surrender charges will never be more than 8.5% of total Purchase Payments paid.

How Annuity Payments Are Determined
  There are a number of ways to receive annuity payments. They include monthly payments for a specified number of years, payments for life guaranteed for 10 or 20 years, or payments made jointly. (See Annuity Options, page 19) Payments may also be received on a fixed basis and/or on a variable basis. Variable Annuity payments will increase or decrease according to the investment experience of the Eligible Portfolios and the declared rate paid by American National on the Fixed Account.

YOUR RIGHT TO CANCEL THE VARIABLE ANNUITY CONTRACT - THE "FREE LOOK" PERIOD
  State law requires that Contractowners; be given a "free look" period, generally running ten days after the Contractowner receives the Contract, within which a Contractowner may return the Contract to American National's Home Office. In such cases, American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and administrative asset fee. (See"Contract Application and Purchase Payments," page 14.)

SUMMARY OF EXPENSES

EXPENSES DURING THE ACCUMULATION PERIOD
  The purpose of the following table is to illustrate the costs and expenses that are borne, directly and indirectly, by Contractowners; during the Accumulation Period. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" in this Prospectus. In addition to the expenses listed below, premium taxes may also be applicable. For information concerning the fees and expenses assessed during the Annuity Period, see "Expenses During the Annuity Period", page 8.

CONTRACTOWNER TRANSACTION EXPENSES
SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS.... 0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

  AN amount of Accumulation Value equal to the greater of (i) 10% of Accumulation Value in a Contract Year, or (ii) Accumulation Value on the date of receipt of the request less total Purchase Payments made, may be withdrawn without Surrender Charge. The 10% annual free withdrawal amount is determined as follows. Each time a withdrawal is made the amount of the withdrawal is divided by the Accumulation Value at the time of the withdrawal. The resulting percentage then applies toward the 10% annual fee withdrawal amount.

  On surrenders of that portion of Accumulation Value in excess of the above described free surrender amount, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is deducted from the remaining Accumulation Value, or, if the remaining Accumulation Value is insufficient to cover the Surrender Charge, part or all of the Surrender Charge will be deducted from the withdrawal amount. Such Surrender Charge will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

                                                APPLICABLE SURRENDER CHARGE
  CONTRACT YEARS SINCE                             AS A PERCENTAGE OF
    PURCHASE PAYMENT                             EACH PURCHASE PAYMENT
          MADE                                OR PORTION THEREOF WITHDRAWN

            1                                             7.0
            2                                             7.0
            3                                             6.0
            4                                             5.0
            5                                             4.0
            6                                             3.0
            7                                             2.0
    8 and 1hereafter                                      0.0

EXCHANGE FEE                                             $10
(THERE IS NO EXCHANGE FEE FOR
  THE FIRST 12 TRANSFERS IN EACH CONTRACT YEAR)

ANNUAL CONTRACT FEE                                      $35

SEPARATE ACCOUNT ANNUAL EXPENSES
AS A PERCENTAGE OF AVERAGE NET ASSETS:
Mortality Risk Fees                                     0.80%
Expense Risk Fees                                       0.35%
Administrative Asset Fee                                0.10%
Total Separate Account
  Annual Expenses*                                      1.25%

* Does not include $35 Annual Contract Fee


PORTFOLIO COMPANY ANNUAL EXPENSES
AMERICAN NATIONAL GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                                    0.28%
Other Expenses                                          0.59%
Total Portfolio
  Annual Expenses                                       0.87%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.09%.

AMERICAN NATIONAL BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                                    0.10%
Other Expenses                                          0.80%
Total Portfolio
  Annual Expenses* **                                   0.90%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AMERICAN NATIONAL MANAGED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees
  after reimbursement* **                               0.33%
Other Expenses                                          0.60%
Total Managed Portfolio
  Annual Expenses                                       0.93%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.

AMERICAN NATIONAL MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement* **
Other Expenses
Total Money Market Portfolio
Annual Expenses

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

**Under its Administrative Service Agreement with the fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the Money Market Portfolio and the Growth Portfolio for expenses in excess of .87%; the Balanced Portfolio for expenses in excess of
 .90% and the Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

FIDELITY ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.55%
Other Expenses                                     0.10%
Total Portfolio
  Annual Expenses**                                0.65%

FIDELITY INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NOT ASSETS)
Management Fees                                    0.24%
Other Expenses                                     0.04%
Total Portfolio
  Annual Expenses*                                 0.28%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.27%, 0. 13% and 0.40%, respectively.

FIDELITY CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.60%
Other Expenses                                     0.11%
Total Portfolio
  Annual Expenses**                                0.74%

FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.60%
Other Expenses                                     0.17%
Total Portfolio
  Annual Expenses**                                0.77%

**A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian and transfer 0.14% agent where by interest earned on uninvested cash balances was 0.73% used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .75% for the ASSET Manager Portfolio, .81 % for Contrafund Portfolio, .87% for Asset Manager Growth Portfolio and.84% for Growth Opportunities Portfolio.

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.60%
Other Expenses                                     0.14%
Total Portfolio Annual Expenses**                  0.74%

T. ROWE PRICE EQUITY INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.85%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.85%

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NOT ASSETS)
Management Fees*                                   1.05%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    1.05%

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.85%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.85%

T. ROWE PRICE LIMITED - TERM BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees*                                   0.70%
Other Expenses                                     0.00%
Total Portfolio Annual Expenses                    0.70%

* The management fee includes the ordinary expenses of operating the fund.

MFS VALUE SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses (after fee reduction)               0.25%
Total Portfolio Annual Expenses*                   1.00%

* The Portfolios' expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.75%, 1.33%, and 2.06%, respectively.

MFS EMERGING GROWTH SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NOT ASSETS)
Management Fees                                    0.75%
Other Expenses                                     0.12%
Total Portfolio Annual Expenses                    0.87%

MFS RESEARCH SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses                                     0.13%
Total Portfolio Annual Expenses                    0.88%

MFS GROWTH WITH INCOME SERIES PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
Other Expenses (after fee reduction)               0.25%
Total Portfolio Annual Expenses*                   1.00%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been 0.75%, 0.35%, and 1. 106, respectively.

VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    1.00%
Other Expenses                                     0.17%
Total Portfolio Annual Expenses                    1.17%

VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    1.00%
Other Expenses                                     0.34%
Total Portfolio Annual Expenses                    1.34%

FEDERATED UTILITY FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.48%
Other Expenses                                     0.37%
Total Portfolio Annual Expenses                    0.85%

* If the total operating expenses would have been 1.12% absent the voluntary waiver of a portion of the management fee.

FEDERATED GROWTH STRATEGIES FUND II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.08%
Other Expenses                                     0.77%
Total Portfolio Annual Expenses                    0.85%

* If the total operating expenses were 1.52% absent the voluntary waiver of a portion of the management fee.

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.15%
Other Expenses                                     0.65%
Total Portfolio Annual Expenses                    0.80%

* If the total operating expenses were 1.25% absent the voluntary waiver of a portion of the management fee.

FEDERATED HIGH INCOME BOND FUND II PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.51%
Other Expenses                                     0.25%
Total Portfolio Annual Expenses                    0.80%

* If the total operating expenses would have been 0.89% absent the voluntary waiver of a portion of the management fee.

FEDERATED EQUITY INCOME FUND II PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees* (after waiver)                    0.00%
Other Expenses                                     0.85%
Total Portfolio Annual Expenses                    0.85%

* If the total operating expenses would have been 2.29% absent the voluntary waiver of a portion of the management fee and the voluntary reimbursement of certain other operating expenses.

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    1.00%
12b-1 Fees*                                        0.25%
Other Expenses**                                   0.32%
Total Portfolio Annual Expenses                    1.57%

LAZARD RETIREMENT SMALL CAP PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                    0.75%
12b-1 Fees*                                        0.25%
Other Expenses**                                   0.07%
Total Portfolio Annual Expenses                    1.00%

* Shares of the Lazard Retirement portfolios are subject to a Distribution and Servicing Plan, which is a so-called "12b-1 plan" adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution and Servicing Plan, each portfolio pays Lazard Freres & Co. LLC ("Lazard Freres"), the distributor for the portfolio's shares, for advertising, marketing, and distributing the portfolio's shares and for the provision of certain services to contract owners with amounts invested in the portfolios at an annual rate of .25 of 1% of the portfolio's average daily assets. Lazard Freres may, in turn, make payments to insurance companies such as American National (or affiliates of such insurance companies) that use the portfolios to fund their variable annuity and variable life insurance contracts, for providing services to contract owners or to certain financial institutions, securities dealers, and other industry professionals for providing services to participants in qualified pension and retirement plans that invest in the portfolios. The fees payable by each portfolio to Lazard Freres under the Distribution and Servicing Plan for its services and for payments to insurance companies and other third parties are payable without regard to actual expenses incurred. For a more complete description of the Distribution and Servicing Plan, see the prospectus for the Lazard Retirement Series.

**Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE: DEFERRED CONTRACT
  It you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets (regardless of whether the surrender proceeds are paid to the Contractowner, applied under the Systematic Withdrawal Program, or applied under an annuity option):

                                                            1     3      5
FUND                                                      YEAR  YEARS  YEARS
American National Growth Portfolio                         $86   $125   $154
American National Balanced Portfolio                       $87   $126   $155
American National Managed Portfolio                        $87   $127   $157
American National Money Market Portfolio                   $86   $125   $154
Fidelity Asset Manager Portfolio                           $84   $119   $143
Fidelity Index 500 Portfolio                               $81   $108   $123
Fidelity Contrafund Portfolio                              $85   $121   $147
Fidelity Asset Manager Growth Portfolio                    $85   $122   $149
Fidelity Growth Opportunities Portfolio                    $85   $121   $147
T. Rowe Price Equity Income Portfolio                      $86   $125   $153
T. Rowe Price International Stock Portfolio                $88   $130   $163
T. Rowe Price Mid-Cap Growth Portfolio                     $86   $125   $153
T. Rowe Price Limited - Term Bond Portfolio                $85   $120   $145
MFS Value Series Portfolio                                 $88   $129   $160
MFS Emerging Growth Series Portfolio                       $87   $126   $155
MFS Research Series Portfolio                              $87   $127   $156
MFS Growth With Income Series Portfolio                    $88   $129   $160
Van Eck Worldwide Hard Assets Portfolio                    $89   $134   $169
Van Eck World Wide Emerging Markets
  Portfolio                                                $91   $139   $178
Federated Utility Fund II Portfolio                        $86   $125   $153
Federated Growth Strategies Fund II Portfolio              $86   $125   $153
Federated Fund for U.S. Government
  Securities II Portfolio                                  $86   $123   $150
Federated High Income Bond Fund II Portfolio               $86   $123   $150
Federated Equity Income Fund II Portfolio                  $86   $125   $153
Lazard Retirement Emerging Markets Portfolio               $93   $145   $139
Lazard Retirement Small Cap Portfolio                      $88   $131   $164

  If you do not surrender your Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            1     3      6
FUND                                                      YEAR  YEARS  YEARS
American National Growth Portfolio                         $22   $66    $114
American National Balanced Portfolio                       $22   $67    $115
American National Managed Portfolio                        $22   $68    $117
American National Money Market Portfolio                   $22   $66    $114
Fidelity Asset Manager Portfolio                           $19   $60    $103
Fidelity Index 500 Portfolio                               $16   $48    $ 83
Fidelity Contrafund Portfolio                              $20   $62    $107
Fidelity Asset Manager Growth Portfolio                    $21   $62    $109
Fidelity Growth Opportunities Portfolio                    $20   $62    $107
T. Rowe Price Equity Income Portfolio                      $21   $66    $113
T. Rowe Price International Stock Portfolio                $23   $72    $123
T. Rowe Price Mid-Cap Growth Portfolio                     $21   $66    $113
T. Rowe Price Limited - Term Bond Portfolio                $20   $61    $105
MFS Value Series Portfolio                                 $23   $70    $120
MFS Emerging Growth Series Portfolio                       $22   $67    $115
MFS Research Series Portfolio                              $22   $68    $116
MFS; Growth With Income Series Portfolio                   $23   $70    $120
Van Eck Worldwide Hard Assets Portfolio                    $25   $75    $129
Van Eck World Wide Emerging Markets
 Portfolio                                                 $26   $81    $138
Federated Utility Fund II Portfolio                        $21   $66    $113
Federated Growth Strategies Fund II Portfolio              $21   $66    $113
Federated Fund for U.S. Government
 Securities II Portfolio                                   $21   $64    $110
Federated High Income Bond Portfolio                       $21   $64    $110
Federated Equity Income Fund II Portfolio                  $21   $66    $113
Lazard Retirement Emerging Markets Portfolio               $29   $87    $149
Lazard Retirement Small Cap Portfolio                      $24   $72    $104

  The examples should not be considered to be a representation of past or future expenses, and the examples do not include the deduction of state premium taxes which may be assessed by a number of states.

  The purpose of the preceding table is to assist Contractowners in understanding the various costs and expenses that a Contractowner will bear directly or indirectly and, thus, the table reflects expenses of both the Separate Account and the Eligible Portfolios. Actual expenses may be greater or lesser than those shown. The example assumes a 5% annual rate of return pursuant to the requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. The annual contract fees are deducted pro rata from each Subaccount and are based on the assumption that the average Contract size is $10,000 and that the annual contract fee is therefore 0.35%. For a more complete description of the various costs and expenses of the American National Fund, the Fidelity Funds, the MFS Variable Insurance Trust, the T. Rowe Price International Series, Inc., the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, the Van Eck Worldwide Insurance Trust, the Federated Insurance Series and the Lazard Retirement Series, Inc., see their Prospectuses.

EXPENSES DURING ME ANNUITY PERIOD
  The Separate Account will be assessed a mortality and expense risk fee at an annual rate of 1.15% during the Annuity Period. The Separate Account will also be charged during the Annuity Period with the expenses of the Eligible Portfolios in which the Contractowner has invested. No other fees or expenses are charged against the Contracts during the Annuity Period.

AMERICAN NATIONAL INSURANCE COMPANY
AND THE SEPARATE ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY
  American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the Board, President and Chief Executive Officer of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

  The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. FILM is Chief Executive Officer of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also a Director and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshares' Class B stock (which elects a majority of Bancshares' directors) and 49.6% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and Securities Management and Research, Inc. (SM&R).

  American National's total assets on December 31, 1997 were $ 6,911,337,624 on a statutory basis.

  American National writes life, health and accident insurance and annuities.

THE SEPARATE ACCOUNT
  The Separate Account was established by American National on July 30, 1991 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Contractowners and persons entitled to payments under the Contracts, as well as for the benefit of other variable annuity contract owners and persons entitled to payments under these contracts. The Separate Account is used to support variable annuity contracts, issued by American National. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that American National conducts. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Contracts and other variable annuity contracts participating in the Separate Account. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Contracts and other variable annuity contracts participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account. Obligations under the Contracts are obligations of American National.

  The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently twenty-six Subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

THE AMERICAN NATIONAL FUND
  Four of the Subaccounts of the Separate Account invest in the shares of a corresponding portfolio of the American National Fund. The American National Fund is registered with the SEC under the 1940 Act as an open-end diversified, series management investment company.

  The Separate Account will purchase and redeem shares from the American National Fund at net asset value.

  The investment objectives and policies of each portfolio of the American National Fund are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the American National Fund, which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  The American National Fund currently has a Growth Portfolio, a Balanced Portfolio, a Managed Portfolio and a Money Market Portfolio.

  AMERICAN NATIONAL GROWTH PORTFOLIO ... seeks to achieve capital appreciation, normally through the purchase of common stocks (although such Portfolio investments are not restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks.

  AMERICAN NATIONAL BALANCED PORTFOLIO ... seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

  AMERICAN NATIONAL MANAGED PORTFOLIO ... seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment advisers discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the Managed Portfolio will consist of equity securities.

  AMERICAN NATIONAL MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Money Market Portfolio will invest only in money market instruments of high quality determined by the American National Fund's investment advisor.

  SM&R is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. Detailed information about the American National Fund Management Fees is contained in the American National Fund Prospectus. Such fees exceed the industry average for advisory and administrative fees.

THE FIDELITY FUNDS
  Pursuant to a Participation Agreement between American National, Fidelity Distributors Corporation and the Fidelity Funds, five of the Subaccounts of the Separate Account invest in the shares of five corresponding portfolios of the Fidelity Funds. The Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies organized as Massachusetts business trusts.

  Fidelity Management & Research Company ("FMR"), the Fidelity Funds' investment adviser, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1997, FMR advised funds having more than 29 million shareholder accounts with a total value of more than $432 billion. Fidelity Distributors Corporation distributes shares for the Fidelity funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

  The Management, Distribution and Service Fees for the Fidelity Funds are explained in the Fidelity Funds' Prospectuses.

  The Separate Account will purchase and redeem shares from th Fidelity Funds at net asset value.

  The investment objectives and policies of each portfolio of the Fidelity Funds are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Fidelity Funds which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  FIDELITY ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  FIDELITY INDEX 500 PORTFOLIO ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the Fidelity Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Fidelity Index 500 Portfolio is designed as a long-term investment option.

  FIDELITY CONTRAFUND PORTFOLIO ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or one-time factors, or (iii) undervalued compared to other companies in the same industry.

  FIDELITY ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return over the long-term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

  FIDELITY GROWTH OPPORTUNITIES PORTFOLIO ... seeks to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for investors who want to be invested in the stock market for its long-term growth potential. The fund invests for growth and does not pursue income.

T. ROWE PRICE SERIES
  Pursuant to a Participation Agreement between American National, T. Rowe Price Associate's, Inc. and Robert Fleming Holdings Limited, four of the Subaccounts of the Separate Account invest in the shares of four corresponding portfolios, of the T. Rowe Price Series. T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series and T. Rowe Price Fixed Income Series. Rowe Price-Fleming International, Inc., incorporated in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming

Holdings Limited, is responsible for selection and management of the portfolio investments of T. Rowe Price International Series. The investment objectives and policies of each Portfolio of T. Rowe Price Associates, Inc. are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the T. Rowe Price Series which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

T. ROWE PRICE EQUITY SERIES, INC.
  T. ROWE PRICE EQUITY INCOME PORTFOLIO ... seeks to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

  T. ROWE PRICE MID-CAP GROWTH PORTFOLIO... seeks to provide long term capital appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. The fund will focus on companies with superior earnings growth potential that are no longer considered new or emerging, but are not yet well established. Mid-cap growth company stocks are generally more volatile than stocks of large, well-established companies, but they offer the possibility of more rapid growth.

T. ROWE PRICE INTERNATIONAL SERIES, INC.
  T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ... seeks a total return on its assets from long-term growth of capital and income, by investing substantially all of its assets in common stocks of established non-U.S. companies. The Portfolio will not purchase any debt security which at the time of purchase is rated below investment grade. This would not prevent the Portfolio from retaining a security downgraded to below investment grade after purchase.

T ROWE PRICE FIXED INCOME SERIES, INC
  T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO ... seeks a high level of income consistent with modest price fluctuation by investing primarily in investment grade debt securities.

MFS VARIABLE INSURANCE TRUST
  Pursuant to a Participation Agreement between American National, Massachusetts Financial Services Company and the MFS Variable Insurance Trust, four of the Subaccounts of the Separate Account invest in the shares of four corresponding portfolios of the MFS Variable Insurance Trust. Massachusetts Financial Services Company is responsible for the management of the assets of the MFS Variable Insurance Trust. The investment objectives and policies of each Portfolio of the MFS Variable Insurance Trust are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the MFS Variable Insurance Trust which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  MFS VALUE SERIES PORTFOLIO ... seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Series' objective of capital appreciation. While the Series' policy is to invest primarily in common stocks, it may seek appreciation in other types of securities such as fixed income securities(which maybe unrated), convertible bonds, convertible preferred stocks and warrants when relative values make such purchases appear attractive either as individual issues or as types of securities in certain economic environments. The Series may invest in lower rated fixed income securities or comparable unrated securities.

  MFS EMERGING GROWTH SERIES PORTFOLIO ... seeks to provide long-term growth of capital through investing primarily in common stocks of emerging growth companies, which involves greater risk than is customarily associated with investments in more established companies. The Series may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

  MFS RESEARCH SERIES PORTFOLIO ... seeks to provide long-term growth of capital and future income by investing a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. No more than 5% of the Portfolio's convertible securities, if any, will consist of securities in lower rated categories or securities believed to be of similar quality to lower rated securities. The Portfolio may invest in a limited extent in lower rated fixed income securities or comparable unrated securities.

  MFS GROWTH WITH INCOME SERIES PORTFOLIO... seeks to provide reasonable current income and long-term growth and income. Under normal market conditions, the Series will invest at least 65% of its assets in common stocks or securities convertible into common stocks that are believed to have long-term prospects for growth and income. The Series may also invest up to 75% of its net assets in foreign securities which are not traded on a U.S. exchange.

  Massachusetts Financial Service Company is the investment advisor to each series and manages the series portfolios in accordance with the investment objectives and policies of each series.

Van Eck Worldwide Insurance Trust
  Pursuant to a Participation Agreement between American National and Van Eck Worldwide Insurance Trust, two Subaccounts; of the Separate Account invest in the shares of two corresponding Portfolios of the Van Eck Worldwide
Insurance Trust. The investment objectives and policies of each Portfolio of the Van Eck Worldwide Insurance Trust are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Van Eck Worldwide Insurance Trust which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  VAN ECK WORLDWIDE HARD ASSETS PORTFOLIO (formerly Van Eck Gold and Natural Resources Portfolio) ... seeks long-term capital appreciation by investing primarily in "Hard Asset Securities." Income is a secondary consideration. Hard Asset Securities include equity securities of "Hard Asset Companies" and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. "Hard Asset Companies" includes companies that are directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together "Hard Assets"): (i) precious metals,
(ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals and other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities.

  VAN ECK WORLDWIDE EMERGING MARKETS PORTFOLIO ... seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

  Van Eck Associates Corporation serves as investment advisor and manages the investment operations of the Van Eck Portfolios and furnishes the Portfolios with a continuous investment program which includes determining which securities should be bought, sold or held.

FEDERATED INSURANCE SERIES
  Pursuant to a Participation Agreement between American National, Federated Advisors and the Federated Insurance Series, five of the Subaccounts of the Separate Account invest in the shares of five corresponding Portfolios of the Federated Insurance Series. Federated Advisors is responsible for the portfolio investment decisions of the Federated Insurance Series, subject to direction by the Federated Insurance Series Trustees. The investment objectives and policies of each portfolio of the Federated Insurance Series are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Federated Insurance Series which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  FEDERATED UTILITY FUND II PORTFOLIO ... seeks to achieve high current income and moderate capital appreciation. The Portfolio invests primarily in equity and debt securities of utility companies.

  FEDERATED GROWTH STRATEGIES PORTFOLIO ... seeks capital appreciation. The Portfolio invests at least 65% of its assets in equity securities of companies with prospects for above average growth in earnings and dividends.

  FEDERATED U.S. GOVERNMENT BOND PORTFOLIO ... seeks current income by investing in a diversified portfolio limited to U.S. government securities.

  FEDERATED HIGH INCOME BOND PORTFOLIO ... seeks high current income. The Portfolio invests in fixed income securities which are lower rated corporate debt obligations, which are commonly referred to as "junk bonds." The risk in investing in junk bonds is described in the prospectus for the Insurance Management Series, which should be read carefully before investing.

  FEDERATED EQUITY INCOME FUND II PORTFOLIO ... seeks to provide above average income and capital appreciation by investing in income producing equity securities including common stocks, preferred stocks, and debt securities that are convertible into common stocks, in cash and cash items during times of unusual conditions to maintain liquidity. Cash items may include commercial paper, Europaper, certificates of deposit, obligations of the U.S. Government, repurchase agreements and other short-term instruments.

  Federated Advisors makes all investment decisions for the Federated Insurance Series, subject to direction by the Federated Insurance Series Trustees.

LAZARD RETIREMENT SERIES, INC.
  Pursuant to a Participation Agreement between American National, Lazard Freres Asset Management and the Lazard Retirement Series, Inc., two of the Subaccounts; of the Separated Account invest in the shares of two corresponding Portfolios of the Lazard Retirement Series, Inc. The investment objectives and policies of each Portfolio of the Lazard Retirement Series, Inc. are summarized below. There is no assurance that any of the Portfolios will achieve their stated objectives. More detained information, including a description of investment objective, policies, restrictions, expenses and risks, is in the prospectus of each of the Lazard Retirement Series, Inc. which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO ... seeks capital appreciation. This Portfolio invests primarily in equity securities of non-United States issuers located, or doing significant business, in emerging market countries that the Investment Manager considers inexpensively priced relative to the return on total capital or equity.

  LAZARD RETIREMENT SMALL CAP PORTFOLIO ... seeks capital appreciation. This Portfolio invests primarily in equity securities of companies with market capitalization under $1 billion that the Investment Manager considers inexpensively priced relative to the return on total capital or equity.

  Lazard Freres Asset Management serves as investment advisor and continually furnishes an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

  The Eligible Portfolios and the investment companies of which they are a part are offered and sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts, and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and investment companies are not offered or sold to the general public and should not be mistaken for other investment companies that may be offered by the same sponsor and/or that may have similar names.

  American National has entered into arrangements with either the investment advisor or distributor for certain of the Portfolios pursuant to which the advisor or distributor pays American Na-tional a fee based upon an annual percentage of the average aggregate net amount invested by American National on behalf of the Portfolio. These percentages differ, and American National is paid a greater percentage by some investment advisors or distributors than other advisors or distributors. These agreements reflect administrative and other services provided by American National.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
  American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgment further investment in any Eligible Portfolio should become inappropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Contractowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possibly state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Contract owners.

  American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund or in shares of another investment company having a corresponding investment objective. American National may eliminate one or more Subaccounts with SEC approval if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contractowners on a basis to be determined by American National.

  If any of these substitutions or changes are made, American National may by appropriate endorsement change the Contract to reflect the substitution or change. If American National deems it to be in the best interest of Contractowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be registered under that Act if registration is no longer required, or it may be combined with other American National Separate Accounts. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

  The Contractowner will be notified of any material change in the investment policy of any Eligible Portfolio in which the Contractowner has an interest.

  Unless Contractowners have directed a different allocation, shares of the Eligible Portfolios will be redeemed, pro rata, to the extent necessary for American National to collect charges under the Contract, to pay the surrender value upon full or partial surrenders of the Contracts, to provide benefits under the Contract, or to transfer assets from one Subaccount to another or to the Fixed Account. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

  Each Contractowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the Eligible Portfolios.

RESOLVING MATERIAL CONFLICTS

  The Eligible Portfolios presently serve as the investment medium for the Contracts. In addition, the Eligible Portfolios (other than the portfolios of the American National Fund) are available to registered separate accounts of insurance companies, other than American National, offering variable annuity and variable life insurance contracts.

  We do not currently foresee any disadvantages to you resulting from the Eligible Portfolios selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict of interest may arise between Contractowners whose Accumulation Value is allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Eligible Portfolios. Shares of certain Eligible Portfolios may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contractowners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, American National will take any necessary steps, including removing the Separate Account from that Eligible Portfolio, to resolve the matter. The Board of Directors of each Eligible Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses for the Eligible Portfolios for more information.

FIXED ACCOUNT

  During the Accumulation Period, Contractowners may elect to allocate all or a portion of their Net Purchase Payment to the Fixed Account and, subject to certain limitations, they may also transfer Accumulation Value from the Subaccounts to the Fixed Account.
Transfers from the Fixed Account to the Subaccount are restricted. (See "Transfers Prior to Annuity Date," page 15.)

  Net Purchase Payments allocated to the Fixed Account and transfers from a Subaccount to the Fixed Account are placed in the General Account of American National. The General Account includes all of American National's assets except those segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Contract owner bears the investment risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act (the 61933 Act"), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. American National understands that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

  American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

CONTRACTS

PURPOSE OF THE CONTRACTS
  The Contracts described in this Prospectus may be issued for use with retirement plans and trusts qualified under the Internal Revenue Code of 1986, as amended (the "Code"), for favorable tax treatment ("Qualified Contracts") and for use with plans and trusts which are not so qualified ("Non-Qualified Contracts"). See section entitled "Federal Tax Considerations-Taxation of Qualified Plans," page 23 for further details.

  The terms of the Contracts may only be changed by mutual agreement between American National and each Contractowner, except as described in "Substitution of Investments," on page 13; for changes required to make the Contracts comply with any law or regulation issued by a governmental agency to which American National or the Contracts are subject; and for changes necessary to assure continued qualification of the Contracts under the Internal Revenue Code.

TYPE OF CONTRACTS
 This Prospectus offers a Deferred Annuity Contract:

                           DEFERRED ANNUITY CONTRACT

  This type of Contract allows an individual to vary the Purchase Payments or pay a single Purchase Payment. There are two types of Flexible or Single Purchase Payment Deferred Annuities: Non-qualified and Qualified. Annuity payments will commence at a later date.

CONTRACT APPLICATION AND PURCHASE PAYMENTS
  Individuals wishing to purchase a Contract must complete an application and provide the required initial Purchase Payment which will be sent to American National's Home Office. (See page 15, "Allocation of Purchase Payments.") If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any payment received will be returned immediately unless the applicant specifically consents to have American National retain the payment pending completion of the application. Initial Net Purchase Payments will be credited to the Contract within two business days after a complete application is received at American National's Home Office.

  As indicated earlier, Contractowners have a "free look" period, generally ten days, within which a Contractowner can return the Contract to American National's Home Office and American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value determined as of the date the Contract is returned to American National's Home Office or to one of American National's authorized agents, plus any premium taxes, mortality and expense risk fees, administrative charges and advisory fees deducted. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. American National requires that all Net Purchase Payments received by American National during the 15-day period after the Date of Issue be allocated to the Subaccount of the American National Money Market Portfolio. Thereafter, such amounts allocated to the Subaccount of the American National Money Market Portfolio and Net Purchase Payments paid are allocated as directed by the Contractowner.

No surrender charges are assessed on premiums returned during this "free look" period.

  Contracts require a minimum initial payment of $5,000. The maximum Purchase Payment under any Deferred Annuity Contract is $1,000,000 without the prior approval of American National.

  The minimum subsequent payments are $1,000. These amounts may be changed at the sole discretion of American National. In addition, American National reserves the right to terminate any Contract for certain specified reasons, including failure of the Accumulation Value to meet certain specified minimums.

ALLOCATION OF PURCHASE PAYMENTS
  After the "free look" period, Net Purchase Payments will be allocated to each Subaccount in accordance with the written instructions contained in the application. The Contractowner indicates in the application one or more Subaccounts and/or the Fixed Account to which a specified portion or portions of the Net Purchase Payment should be applied, except that no allocation will be permitted which would result in less than 1% of the Net Purchase Payment being allocated to any one Subaccount and/or the Fixed Account. The minimum initial deposit in any Subaccount and/or the Fixed Account is $500. Changes in allocation of future Net Purchase Payments (with the same 1% minimum) may be made at any time by written instruction to the Home Office or by telephone instruction, provided that a property completed Telephone Transfer Authorization Form is on file with American National.

CREDITING OF ACCUMULATION UNITS
  During the Accumulation Period, all Net Purchase Payments received will purchase Accumulation Units in the Subaccount selected and/or will be allocated to the Fixed Account. The number of Accumulation Units purchased is determined by dividing the dollar amount of the Net Purchase Payment allocated to the Subaccount by the Accumulation Unit Value for that Subaccount next computed following allocation of the Net Purchase Payment to such Subaccount.

DETERMINING THE ACCUMULATION UNIT VALUES
  The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. The Accumulation Unit Value of each Subaccount shall be calculated by: (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; (ii) subtracting therefrom a charge for the administrative fee and the mortality and expense risk fee for that Subaccount and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. The Accumulation Unit Value for each Subaccount shall be calculated at the end of each Valuation Period. Investment performance of the portfolio companies, portfolio company expenses, and the deduction of certain charges affect the Accumulation Unit Value for each Subaccount.

TRANSFERS PRIOR TO ANNUITY DATE
  Accumulation Value may be transferred among the Subaccounts and/or the Fixed Account subject to the following limits. The transfers may be requested in person, by mail, or by telephone. A Telephone Transfer Authorization Form must be on file at American National's Home Office before any telephone instructions will be allowed. The total amount transferred from each Subaccount must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Transfers from the Fixed Account to the Subaccounts are allowed subject to the following limits. The maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of (a) ten percent of the amount in the Fixed Account, or (b) $1,000.

  The first twelve transfers per Contract Year will be permitted free of charge. Any additional transfers will be charged a $10.00 fee at the time of the transfer and will be deducted from the amount transferred. (See "Exchange Fee," page 17). American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits," at page 19).

  American National will employ reasonable procedures to confirm that the transfer instructions communicated by telephone are genuine, and if American National follows those procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. American National may be liable for such losses if it does not follow those reasonable procedures. The procedures American National will follow for telephone transfers include some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

DOLLAR COST AVERAGING
  Under the dollar cost averaging program, the Contractowner can instruct American National to automatically transfer, on a periodic basis, a predetermined amount or percentage specified by the Contractowner from any one Subaccount or Fixed Account, to any Subaccount(s) or Fixed Account. The automatic transfers can occur monthly, quarterly, semi-annually or annually, and the amount transferred each time must be at least $1,000 in total. The minimum transfer to each Subaccount must be at least $100. At the time the program begins, there must be at least $10,000 of Accumulation Value in the Contract.

  Dollar cost averaging results in the purchase of more Accumulation Units when the Accumulation Unit Value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that the dollar cost averaging program will result in higher Accumulation Value or otherwise be successful.

  The Contractowner can request participation in the dollar cost averaging program when purchasing the Contract or at a later date. Transfers will begin as specified by the Contractowner(or if not a Valuation Period, the next following Valuation Period). The Contractowner can specify that only a certain number of transfers will be made, in which case the program will terminate when that number of transfers has been made. Otherwise, the program will terminate, if on a transfer date, the Accumulation Value is Less than $5,000.

  The Contractowner can increase or decrease the amount of the transfers or discontinue the program by sending written notice to American National or by telephone, if a telephone transfer authorization form is on file. There is no charge for participation in this program.

ASSET ALLOCATION PROGRAM
  Under the Asset Allocation Program, the Contractowner can instruct American National to allocate Purchase Payments and Accumulation Value among the Subaccounts and the Fixed Account in accordance with allocation instructions specified by the Contractowner or allocation instructions recommended by American National and approved by the Contractowner. American National will rebalance a Contractowner's investment by allocating Net Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account to ensure conformity with current allocation instructions. Rebalancing will be performed on a calendar quarterly, semi-annual or annual basis as specified by the Contractowner. Transfers of Accumulation Value made pursuant to this program will not be counted in determining whether the Exchange Fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The Program will be discontinued ii, on a rebalancing date, the Accumulation Value is less than $5,000.

  The Contractowner can request participation in the Asset Allocation Program when purchasing the Contract or at a later date. The Contractowner can change his allocation percentage or discontinue the program by sending written notice or calling American National by telephone. There is no charge for participation in this program.

CONTRACTOWNER INQUIRIES

  Contractowner inquiries should be addressed to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999, or made by calling 1-800-306-2959

CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

SURRENDER CHARGE
  Since no deduction for a sales charge is made from Purchase Payments, a contingent deferred sales charge (a "Surrender Charge") is imposed on certain partial and full withdrawals to cover certain expenses relating to the distribution of the Contracts. An amount of the Accumulation Value equal to the greater of (i) Accumulation Value less total Purchase Payments made, or (ii) 10% of the Accumulation Value in a Contract Year, may be withdrawn without a Surrender Charge. The 10% annual free withdrawal amount is determined as follows. Each time a withdrawal is made, the amount of the withdrawal is divided by the Accumulation Value at the time of the withdrawal. The resulting percentage then applies towards the 10% annual free withdrawal amount. On withdrawals of that portion of the Accumulation Value representing Purchase Payments, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is a maximum of 7% of the Purchase Payment withdrawn and grades down to zero in the eighth Contract Year after the Purchase Payment being withdrawn was made.

  In no event will the sum of all surrender charges assessed exceed 8.5% of total Purchase Payments paid. (See the chart under "Contractowners Transaction Expenses," Page 5.)

OTHER CHARGES
(a) Administrative Charges
    American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. These administrative charges are to cover all fixed and varying costs of administering the Contract.

In order to cover American National's fixed cost of administration of the contract, the annual contract fee of $35.00 is charged at the end of each Contract Year against any funds held in the Separate Account. If all of the funds are in the Fixed Account, no annual contract fee is charged. If the Accumulation Value is greater than $50,000 on the last day of a Contract Year, no annual contract fee is charged.

An administrative asset fee is charged daily at an annual rate of 0. 10% to each Subaccount to cover the varying costs of a Deferred Annuity Contract.

(B) State Premium Taxes
    An amount for state premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed by a given state. American National's current practice is to deduct any state premium tax imposed by a State upon annuitization of the Contracts. In some states, however, premium taxes must be deducted from Purchase Payments made under the Contracts when the payments are received by American National.

(C) Mortality and Expense Risk Fee
    American National assumes a number of risks under the Contracts. While annuity payments will vary in accordance with the investment performance of the selected Subaccounts, the amount of such payments will not be decreased because of adverse mortality experiences of Annuitants as a class or because of an increase in actual expenses of American National over the expense charges provided for in the Contracts. American National assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that fees deducted may not prove sufficient to cover its actual costs. In assuming these risks,

American National agrees to continue annuity payments under life-contingent annuity options determined in accordance with the annuity tables and other provisions of the Contracts to the Annuitant or other payee for as long as he or she may live. In addition, American National is at risk for the death benefits payable under the Contracts to the extent that the death benefit in such cases exceeds the Accumulation Value.

For American National's contractual promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.35% per annum Expense Risk Fee will be assessed daily against the Separate Account based on the value of its net assets. This fee is assessed during the Accumulation Period and during the Annuity Period.

(d) Charges for Taxes
    Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local tax treatment or if tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. American National would not realize a profit on such taxes with respect to the Contracts.

(e) Exchange Fee
    An exchange fee of $10.00 will be imposed for each additional transfer among the Subaccounts and Fixed Account after twelve transfers per Contract Year to compensate American National for the costs of effecting the transfer. Since the fee reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the exchange fee. This fee will be deducted from the amount transferred. The amount of the transfer charge will not be increased.

DEDUCTION OF FEES
  When annual contract fees are deducted from the Accumulation Value of a Contract, the deductions shall be allocated among the Subaccounts in the same proportion as the Accumulation Value in each Subaccount bears to the total Accumulation Value on that date.

EXCEPTIONS TO CHARGES
  The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

  The Contracts may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT
ACCUMULATION PERIOD

FULL AND PARTIAL SURRENDERS
  Any Contract may be surrendered in full or partially during the Accumulation Period, subject to the limitations discussed herein. If a partial surrender would leave less than $1,000 total Accumulation Value in the Contract, then the Contract will be fully surrendered. A request for a partial surrender should specify the allocation of that surrender, as applicable, from the Fixed Account and each Subaccount. In the absence of specification, American National will take amounts in the same proportion as needed to satisfy the surrender in the manner set forth in "Deduction of Fees," on page 17. Upon a partial surrender, the amount of the partial surrender and any surrender charges will be deducted from the Accumulation Value.

  Upon receipt of an application for a partial or full surrender of a Contract signed by the Contractowner, the applicable Accumulation Unit Value will be that next determined after such application is received in American National's Home Office. The Accumulation Value of a Contract which is available for full surrender may be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value at that time, adding any Accumulation Value in the Fixed Account and deducting any surrender charge. Partial or full surrenders will be paid within seven days of receipt of the written request in proper form, except as described below.

  If at the time the Contractowner makes a surrender request, he or she has not provided American National with a written election not to have federal and state income taxes withheld, American National is required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM
  Under the Systematic Withdrawal Program, the Contractowner can instruct American National to make automatic payments of a predetermined dollar amount of Accumulation Value on a monthly, quarterly, semi-annually or annually from a specified Subaccount. The minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from each Subaccount is $50. Systematic withdrawals can be started at issue or at some date in the future. American National must receive written notification from the Contractowner specifying the dollar amount and the mode of payment. The Contractowner may specify the Subaccount from which systematic withdrawals will be made. If the Contractowner does not specify the Subaccounts from which systematic withdrawals are to be taken, systematic withdrawals will be taken from each Subaccount in the proportion that the Accumulation Value in each Subaccount bears to the total Accumulation Value of the Policy. Surrender Charges will apply in accordance with its terms.

  A qualified tax adviser should be consulted before a systematic withdrawal is requested since distributions may be taxable and subject to a penalty tax (See "Federal Tax Considerations," page 20.)

  Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the Minimum Distributions Program by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a qualified plan. (See "Qualified Plans," page 23.) American National will determine the amount that is required to be distributed from the Contract based on the information the Contractowner provides and various choices the Contractowner makes. In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year during which the Contractowner attains age 70-1/2. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see "Minimum Distributions Program' in the Statement of Additional Information, page 3. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Program.

WAIVER OF SURRENDER CHARGES
  American National will waive the surrender charge upon partial surrenders, systematic withdrawals and full surrenders in the event the Contractowner becomes confined to a hospital, hospice facility or convalescent care facility, disabled, diagnosed with a terminal illness or involuntarily unemployed. Those waivers and any restrictions associated with such waivers are set forth below:

(a) NURSING HOME WAIVER
  The surrender charge will not be imposed as a result of any withdrawal made pursuant to the Contractowners confinement, upon the written proof from a licensed physician, to the following facilities for 60 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located and is engaged in providing or operating diagnostic and major surgery facilities for the medical care and treatment of injured and sick persons on an inpatient basis for which a charge is made and provides 24-hour nursing service by or under the supervision of a graduate registered nurse(R.N.); (b)convalescent care facility licensed by the state as a convalescent nursing facility, a skilled nursing facility, a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility and provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse(R.N.) and maintains a daily record of each patient which is available for review by American National and administers a planned program of observation and treatment by a physician which is in accordance with existing standards of medical practice for the injury or sickness causing the confinement; and (c) hospice facility which provides a formal program of care for terminally ill patients whose life expectancy is less than 6 months, provided on an inpatient basis and directed by a physician and is licensed, certified or registered in accordance with state law. Proof of confinement must be provided. This waiver only applies to surrenders and withdrawals requested no later than 90 days of the last day of confinement to such facility. The nursing home waiver is not available if any Contractowner is confined to a hospital, nursing home or hospice facility on the Date of Issue and if the application is signed by power of attorney. The Contractowner must be age 80 or younger on the Date of Issue and must have entered the hospital, convalescent care facility or hospice facility after 90 days from the Date of Issue.

(b) DISABILITY WAIVER
  The surrender charge will not be imposed upon any withdrawal where either Contractowner is physically disabled. American National requires proof of such disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial surrender or systematic withdrawal. American National reserves the right to have any Contractowner claiming such disability examined by a licensed physician. American National will not accept any additional Purchase Payments under a Contract once the disability waiver has been elected. The disability waiver is not available if any Contractowner is receiving Social Security Disability Benefits on the Date of Issue or is age 65 or older. The disability waiver may not be available in all states.

(c) INVOLUNTARY UNEMPLOYMENT WAIVER
  American National will waive the surrender charge for any partial surrender or systematic withdrawal in the event the Contractowner becomes unemployed. The involuntary unemployment waiver is available upon submission of a letter from a state Department of Labor indicating the Contractowner was employed at least 60 days prior to the election of such waiver. The involuntary unemployment waiver may be exercised only once and is not available if any Contractowner or Annuitant is receiving unemployment benefits on the Date of Issue. The involuntary unemployment waiver may not be available in all states.

(d) TERMINAL ILLNESS WAIVER
  American National will waive the surrender charge for any surrenders or withdrawals where the Contractowner is diagnosed with a terminal illness. American National will require proof of such illness including written confirmation from a licensed physician. American National reserves the right to have a Contractowner diagnosed with such illness examined by a licensed physician. American National will not accept any additional Purchase Payments under a Contract once the terminal illness waiver has been elected. The terminal illness waiver is not available if any Contractowner is diagnosed with a terminal illness prior to or on the Date of Issue. The terminal illness waiver may not be available in all states.

DEATH BENEFIT DURING ACCUMULATION PERIOD
  In the event of Annuitant's death prior to the Annuity Date, a death benefit will be payable equal to the greater of (i) Accumulation Value on the date due proof of death is received by American National at its Home Office, or (ii) the Minimum Guaranteed Death Benefit on the Contract. The death benefit will be paid in a lump sum to the beneficiary named in the contract within seven business days of receipt of proof of death in proper form.

  In lieu of payment in one lump sum, the Contractowner may elect that the death benefit be applied under any one of the annuity options described on page 19. If the Contractowner did not make such an election, the beneficiary may do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any further amounts due, should the first beneficiary die before completion of the specified payments. The manner in which annuity payments to the beneficiary are determined and in which they may vary from month to month are described under "Annuity Period," on page 19.

  Other rules relating to distributions at death apply to Qualified Contracts. You should consult your legal counsel and tax adviser regarding these rules and their impact on Qualified Contracts. (See "Qualified Plans," page 23.)

ANNUITY PERIOD

  All or a part of any amount payable at the Annuity Date may be applied to any of the Annuity Options. American National will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other governmental authority taxes, fees or assessments based on or predicated on the purchase payments of this contract which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that American National will apply to an Annuity Option is $5,000. American National's consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY
(a) Non-Qualified Contracts
    The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 85 and annuity payments must begin no later than age 95.

(b) Qualified Contracts
    The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 85 and under the Internal Revenue Code annuity payments must begin no later than age 95, or in some cases, the later of April 1st of the calendar year in which the Annuitant reaches age 70 1/2 or retires.

    If no election of an Annuity Date is made under a Contract, American National reserves the right to automatically begin payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. Once an Annuity Payment is made, the Annuity Option can not be changed to another Annuity Option. (See "Federal Tax Considerations" on page 20.)

ALLOCATION OF BENEFITS
  If no election is made to the contrary, the Accumulation Units of each Subaccount will be changed into Annuity Units and applied to provide a Variable Annuity based on that Subaccount.

  In lieu of this automatic allocation of annuity benefits the Contractowner may elect to transfer his or her Accumulation Units to any other Eligible Portfolio. After the Annuity Date, transfers among Subaccounts may be made twelve times each Contract Year. Each Contractowner may transfer Annuity Units of one Subaccount into Annuity Units of another Subaccount and/or the Fixed Account as discussed above at any time other than during the five-day interval prior to and including any annuity payment date. There are no transfers allowed during the Annuity Period from the Fixed Account to the Separate Account.

  No election may be made for any individual unless such election would produce an initial annuity payment of at least $100.

ANNUITY OPTIONS
  The following annuity options are available.

  Option 1 - Life Annuity - Annuity payment payable monthly during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred prior to the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

  Option 2 - Life Annuity with 10 or 20 Years Certain - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than 10 or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

  Option 3 - Unit Refund Life Annuity - An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing the amount applied under this option by the amount of the first monthly annuity payment. This option guarantees that the annuity units but not the dollar value applied under a Variable Annuity payout will be repaid to the Annuitant or his beneficiary.

  Option 4 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. It would be possible under this option, for only one annuity payment to be made if both individuals under the option died prior to the second annuity payment date, or only two annuity payments if both died prior to the third annuity payment date, etc.

  Option 5 - Installment Payments, Fixed Period - An amount payable monthly for any specified number of years of at least 5, but not exceeding 30. The amount of each Variable Annuity payment will be determined by multiplying (a) and (b) where (a) is the Annuity Unit Value on the day the annuity payment is made and
(b) is the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

  Option 6 - Equal Installment Payments, Fixed Amount- An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with American National.

  Option 7 - Deposit Option - The amount due may be left on deposit with American National for placement in its Fixed Account with interest at the rate of not less than 3.0% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

  At any time, any amount remaining under Option 5, 6 or 7 may be withdrawn as a full or partial surrender or, if that amount is at least $5,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at the Home Office based on the value next computed after receipt of the request.

  Other Annuity Forms - Provision may be made for annuity payments in any reasonable arrangement mutually agreed upon.

  If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS.
ASSUMED INVESTMENT RATES
  The annuity tables in the Contract which are used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular Subaccount selected is such that the net investment return to the Contract is 3.0% per annum, the annuity payments will remain constant. If the net investment return exceeds 3.0%, the annuity payments will increase and if the return is less than 3.0%, the annuity payments will decline.

  The annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

ANNUITY PROVISIONS
  Non-qualified life contingent annuity Payments are determined on the basis of the mortality table [1983 Table "a" with Projection Scale G, and 3.0% interest] which generally reflects the age and sex of the Annuitant and the type of annuity option selected, and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested. The attained age at settlement will be adjusted downward by one year for each full five year period that has lapsed since January 1, 1993.

  Qualified life contingent annuity payments are determined on the basis of the mortality table [1983 Table "a" (female) with Projection Scale G, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 1993.

  Payment of any amount upon surrender, benefits payable in connection with death, annuity payments, and transfers may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of the Contractowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

FEDERAL TAX CONSIDERATIONS

                    THE FOLLOWING DISCUSSION IS GENERAL AND
                         IS NOT INTENDED AS TAX ADVICE

INTRODUCTION
  This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by American National. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon American National's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

  The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401 (a), 403(b), 408 or, 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the owner, the annuitant, or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on American National's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACT
  Diversification Requirements. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Internal Revenue Code (the "Code"). The Separate Account, through each underlying fund, intends to comply with the diversification requirements prescribed in regulations under
Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although American National does not have direct control over the funds in which the Separate Account invests, we believe that each fund in which the Separate Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of several subaccounts in which to allocate net purchase payments and Contract values, and may be able to transfer among subaccounts more frequently than in such rulings. These differences could result in an owner being treated as the owner of the assets of the Separate Account. In addition, American National does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. American National therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Separate Account.

  Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of the owners death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the Contract may be continued with the surviving spouse as the new owner.

  The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. American National intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

  The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES
  In General. Section 72 of the Code governs taxation of annuities in general. American National believes that a Contractowner who is a natural person is not taxed on increases in the value of a

Contract until distribution occurs by withdrawing all or part of the Accumulation Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

  The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax advisor.

  The following discussion generally applies to Contracts owned by natural persons.

  Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

  In the case of a partial withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Accumulation Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

  In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

 Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

  Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount or each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

1. made on or after the taxpayer reaches age 59 1/2;

2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

3. attributable to the taxpayer's becoming disabled;

4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. made under certain annuities issued in connection with structured settlement agreements; and

6. made under an annuity contract that is purchased with a single purchase payment when the annuity date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

   Other tax penalties may apply to certain distributions under a Qualified Contract.

   Possible Changes in Taxation. In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT
  A transfer of ownership of a Contract, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain annuity dates other exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. A Contractowner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

WITHHOLDING
  Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Certain states also require withholding of state income tax whenever federal income tax is withheld.

MULTIPLE CONTRACTS
  All non-qualified deferred annuity contracts that are issued by American National (or its affiliates) to the same Contractowner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, a Contract owner should consult a competent tax advisor before purchasing more than one annuity contract.

QUALIFIED PLANS
  The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract-owners, the annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract but American National shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract unless American National consents. American National will amend the Contract as necessary to conform it to the requirements of such plan. Employers intending to use the Contract with such plans should seek competent advice. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract.

  Corporate Pension and Profit Sharing Plans and H.R 10 Plans. Section 401 (a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits selfemployed individuals to establish these plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans. Adverse or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

  Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees.

  SIMPLE Individual retirement Annuities. Beginning January 1, 1997, certain small employers may establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer a percentage of compensation of up to $6,000 (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the SIMPLE plan to meet Code requirements may result in adverse tax consequences.

  Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (social security) tax. Additionally, in accordance with requirements of the Code, distribution is not permitted for (i) elective contributions made in the year beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, the attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Deferred Compensation Plans. Section 457of the Code provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Distributions from Qualified Plans. Under the tax qualification rules of
Section 401 (a), 403(b), 408, and 457 plans, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or
(ii) retires, and must be made in a specified form and manner. If the plan participant is a "five percent owner"(as defined in the Code), distributions generally must begin no later than the date described in (i). Special rules or other restrictions may apply depending on the type of plan and particular circumstance. Each owner is responsible for requesting distributions under the Contract that satisfy the applicable rules and should consult a qualified tax advisor when appropriate.

POSSIBLE CHARGE FOR AMERICAN NATIONAL'S TAXES
  At the present time, American National makes no charge to the subaccounts for any Federal, state, or local taxes that American National incurs which may be attributable to such subaccounts; or the Contracts. American National, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be property attributable to the subaccounts or to the Contracts.

OTHER TAX CONSEQUENCES
  As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect American National's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

POSSIBLE LEGISLATIVE CHANGES
  The President's Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the Contract.

PERFORMANCE

  Performance information for the Subaccounts may appear in advertising or sales literature to Contractowners or to prospective investors. THE PERFORMANCE INFORMATION IS BASED ON HISTORICAL INVESTMENT EXPERIENCE OF THE SUBACCOUNTS AND THE FUNDS AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. For more information about the performance data calculations described below, see the Statement of Additional Information.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

  A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

  The American National Money Market Subaccount may advertise their current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTOR OF THE CONTRACTS

  SM&R, One Moody Plaza, Galveston, Texas 77550-7999, a wholly-owned subsidiary of American National will act as the principal underwriter of the Contracts pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Funds', Prospectus.)

  Registered representatives of SM&R who sell Variable Annuities will receive commissions from SM&R based upon a commission schedule. After issuance of the Contract, broker-dealers will receive sales commissions aggregating no more than 8.0% of the Purchase Payments. In addition to such sales commissions, after the first Contract year, broker-dealers who have entered into distribution agreements with American National may receive an annual override commission of no more than 0.25%of the Contract's Accumulation Value. SM&R and American National may authorize other registered broker/dealers and their Registered Representatives to sell the Contracts subject to applicable law.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

  American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of all purchases and redemptions of shares of Eligible Portfolios by each of the apart Subaccounts.

VOTING RIGHTS

  All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, American National will vote all shares of Eligible Portfolios held in the Separate Account at regular and special shareholder meetings in accordance with instructions received from Contractowners. The number of votes for which each Contractowner has the right to provide instructions will be determined as of the record date sewed by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Contractowners with the proper forms, materials and reports to enable them to give it these instructions.

  The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Contractowner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in each Subaccount for which no timely instructions from Contractowners are received and shares of an Eligible Portfolio held in each Subaccount which do not support Contractowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the Eligible Portfolios in its own right.

  Matters on which Contractowners may give voting instructions include the following: (1) election of the Board of Directors of the American National Fund, the Fidelity Funds, the MFS Fund, the T. Rowe Price Funds, the Van Eck Fund, the Federated Fund or the Lazard Fund; (2) ratification of the independent accountant of the American National Fund, the Fidelity Funds, the MFS Fund, the
T. Rome Price Funds, the Van Eck Fund, the Federated Fund or the Lazard Fund;
(3) approval of the Investment Advisory Agreement for the Eligible Portfolio(s) corresponding to the Contractowner's sewed Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of the American National Fund, the Fidelity Funds, the MFS Fund, the T. Rowe Price Funds, the Van Eck Fund, the Federated Fund or the Lazard Fund under the 1940 Act.

STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year a National Association of Insurance Commissioners convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance.

  Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. However, differences in state laws may require American National to offer a Contract in one or more states which are more favorable to a Contractowner than provisions in a Contract offered in other states.

PREPARING FOR YEAR 2000
  Like all financial services providers, American National utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Eligible Portfolios, that may also be affected. American National has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American National. However, as of the date of this prospectus, it is not anticipated that Policyowners will experience negative effects on their Accumulation Value, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American National currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that American National will be successful, or that interaction with other service providers will not impair American National's services at that time.

LEGAL MATTERS

  All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, L.L.P., General Counsel.

LEGAL PROCEEDINGS
  American National and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, American National believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or American National.

EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries of December 31, 1997 and December 31, 1996 and for the years then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

ADDITIONAL INFORMATION

  A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement. The omitted information may be obtained at the SEC'S principal office in Washington, D.C. by paying the SEC'S prescribed fees. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.


FINANCIAL STATEMENTS

  The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information. No financial statements of the Separate Account have been included in this Prospectus or Statement of Additional Information because, as of the date of this Prospectus, the Subaccounts funding the Contracts had no assets or liabilities.

TABLE OF CONTENTS OF STATEMENT OF
ADDITIONAL INFORMATION

                                                                            PAGE

The Contract................................................................   2
Valuation of Accumulation Units.............................................   2
Computation of Variable Annuity Payments....................................   2
Annuity Unit Value..........................................................   2
Summary.....................................................................   3
Exceptions to Charges.......................................................   3
Assignment..................................................................   3
Minimum Distributions Program...............................................   3
Distribution of the Contracts...............................................   4
Safekeeping of Separate Account Assets......................................   4
State Regulation of American National.......................................   4
Records and Reports.........................................................   5
Performance.................................................................   5
Total Return................................................................   5
Other Total Returns.........................................................   5
Yields......................................................................   5
Legal Matters...............................................................   6
Legal Proceedings...........................................................   6
Experts.....................................................................   6
Additional Information......................................................   6
Financial Statements........................................................   6
Financials..................................................................   7
Termination of Participation Agreements.....................................  29

                     [AMERICAN NATIONAL LOGO APPEARS HERE]

                               AMERICAN NATIONAL
                                   Variable
                                  Annuity II

                      [WEALTHQUEST/TM/ LOGO APPEARS HERE]

                                 Statement of
                            Additional Information
                          relating to the Prospectus
                             dated April 30, 1998
                                   Issued by
                               AMERICAN NATIONAL
                               INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999
                                (409) 763-4661

                          CUSTODIAN
                          American National Insurance Company
                          One Moody Plaza
[AMERICAN NATIONAL        Galveston, Texas 77550-7999
LOGO APPEARS HERE]
                          UNDERWRITER
                          Securities Management and Research, Inc.
                          One Moody Plaza
                          Galveston, Texas 77550-7999

                          INDEPENDENT AUDITORS
                          Arthur Andersen LLP
                          711 Louisiana, Suite 1300
                          Houston, Texas 77002-2786

                   THIS STATEMENT OF ADDITIONAL INFORMATION
                      IS NOT A PROSPECTUS AND SHOULD BE
                      READ ONLY IN CONJUNCTION WITH THE
                         PROSPECTUS FOR THE CONTRACT.

                               American National
                       Variable Annuity Separate Account
                                 Statement of
                            Additional Information

                                APRIL 30, 1998

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Variable Annuity Contracts II ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the Prospectus dated April 30,1998, by calling (409) 763-4661, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current Prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this statement shall have the meaning set forth in the current Prospectus.


TABLE OF CONTENTS
                                                     PAGE

The Contract..............................             2
Valuation of Accumulation Units...........             2
Computation of Variable Annuity Payments..             2
Annuity Unit Value........................             2
Summary...................................             3
Exceptions to Charges.....................             3
Assignment................................             3
Minimum Distributions Program.............             3
Distribution of the Contracts.............             4
Safekeeping of Separate Account Assets....             4
State Regulation of American National.....             4
Records and Reports.......................             5
Performance...............................             5
Total Return..............................             5
Other Total Returns.......................             5
Yields....................................             5
Legal Matters.............................             6
Legal Proceedings.........................             6
Experts...................................             6
Additional Information....................             6
Financial Statements......................             6
Financials................................             7
Termination of Participating Agreements...            29

THE CONTRACT

     The following provides additional information about the Contracts which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS

     The Accumulation Unit Value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each Subaccount less any applicable deductions and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

     The amount of the first variable annuity payment to the annuitant will depend on the amount of his/her accumulation value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of accumulation value at various ages. These tables are based upon the 1983 Table "a" (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the "AIR") of 3.0% per annum.

     In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

     Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

     If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

     The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

ILLUSTRATION: CALCULATION OF ANNUITY UNIT VALUE
Annuity at age 65: Life with 120 payments certain

1.   Annuity unit value, beginning of period              $  .980000

2.   Net investment factor for Period                       1.001046

3.   Daily adjustment for
     3.0% Assumed Investment Rate                            .999919

4.   (2) x (3)                                              1.000965

5.   Annuity unit value, end of period (1) x (4)          $  .980946

ILLUSTRATION: ANNUITY PAYMENTS
Annuity at age 65: Life with 120 payments certain

1.   Number of accumulation units at annuity date          10,000.00

2.   Accumulation Unit value
     (10 days prior to date of first monthly payment)     $ 1.800000

3.   Accumulation Value of Contract (1) x (2)             $18,000.00

4.   First monthly annuity payment per
     $1,000 of Accumulation Value                            $  5.63

5.   First monthly annuity payment (3) x (4) / 1,000         $101.34

6.   Annuity Unit value
     (10 days prior to date of first monthly payment)     $  .980000

7.   Number of annuity units (5) / (6)                       103.408

8.   Assume annuity unit value for
     second month equal to                                $  .997000

9.   Second monthly annuity payment (7) x (8)                $103.10

10.  Assume annuity unit value for
     third month equal to                                 $  .953000

11.  Third monthly annuity payment (7) x (10)                $ 98.55

SUMMARY

     In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

                           $100 x 1.01  =  $100.75
                                 ------
                                 (1.03)/30/365/

     Hence, we have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the annuity period.

EXCEPTIONS TO CHARGES

     The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

     The Contracts may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

     The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.


MINIMUM DISTRIBUTIONS PROGRAM

     Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the "Minimum Distributions Program" by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. American National calculates such amounts assuming the minimum distribution amount is based soley on the value of the Contractowner's Contract. However, the required minimum distribution amounts applicable to the Contractowner's particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contractowner's Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

     In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year in which the Contractowner attains age 70 1/2. If the Contractowner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

     American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contractowner and elections made by the Contractowner. The Contractowner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code's minimum distribution rules.

     Minimum Distributions Program is based on American National's understanding of the present federal income tax laws, as they are currently interpreted by the IRS. Numerous special tax rules apply to Contractowners whose Contracts are used with qualified plans. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Program.

DISTRIBUTION OF THE CONTRACTS

     Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contracts through registered representatives. In connection with these sales activities SM&R is responsible for (i) compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934, (ii) keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act, (iii) training agents of American National for the sale of Contracts, and (iv) forwarding all purchase payments under the Contracts directly to American National. SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS

     All assets of the Separate Account are held in the custody and safekeeping of American National. The assets are kept physically segregated and held separate and apart from the General Account assets. American National maintains records of all purchases and redemptions of shares of the Eligible Portfolios by each of the Subaccounts.

STATE REGULATION OF AMERICAN NATIONAL

     American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance. Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

     In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investment. However, differences in state laws may require American National to offer a Contract in one or more states which has suicide, incontestability and refund provisions which are more favorable to a Contractowner than provisions in a Contract offered in other states.

RECORDS AND REPORTS

     Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

     Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index
("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

     Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

     Total Return quoted in advertising reflects all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

     Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)/n/ = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

     In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Eligible Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect.

OTHER TOTAL RETURN

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Eligible Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Eligible Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

YIELDS

     Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the American National Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the American National Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)/365/7/] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

     A 30-day yield for bond subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[((a - b)/cd + 1)/6/-1] where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

LEGAL MATTERS

     All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, L.L.P., General Counsel.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. American National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

EXPERTS

     The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1997 and December 31, 1996 and for the years then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

ADDITIONAL INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Statement of Additional Information does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contracts offered hereby. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

     The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. No financial statements of the Separate Account have been included in the Statement of Additional Information because, as of the date of this Statement of Additional Information, the Subaccounts funding the Contracts had no assets or liabilities.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

          To the Stockholders and Board of Directors,
          American National Insurance Company

            We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements (pages 8 through 23) are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

            We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

            In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles.

                                                      ARTHUR ANDERSEN LLP

          Houston, Texas
          FEBRUARY 19, 1998


AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)
--------------------------------------------------------------------------------------------------
                                                                           1997            1996
--------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
  Life and annuity premiums                                             $  349,073      $  329,937
  Accident and health premiums                                             378,521         364,198
  Property and casualty premiums                                           312,987         257,845
  Other policy revenues                                                     99,930          82,911
  Net investment income                                                    472,895         435,691
  Gain from sale of investments                                            103,320          58,001
  Other income                                                              23,178          21,416
--------------------------------------------------------------------------------------------------
    Total revenues                                                       1,739,904       1,549,999
--------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
  Death and other benefits:
    Life and annuity                                                       382,696         363,035
    Accident and health                                                    279,348         261,942
    Property and casualty                                                  233,887         206,120
  Increase (decrease) in liability for future policy benefits:
    Life and annuity                                                        50,995          37,988
    Accident and health                                                     (4,843)         (1,570)
  Commissions for acquiring and servicing policies                         239,633         267,305
  Other operating costs and expenses                                       167,079         156,128
  Increase in deferred policy acquisition costs, net of amortization       (12,267)        (73,880)
  Taxes, licenses and fees                                                  39,687          38,234
--------------------------------------------------------------------------------------------------
    Total benefits and expenses                                          1,376,215       1,255,302
--------------------------------------------------------------------------------------------------

INCOME FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF
  UNCONSOLIDATED AFFILIATES AND FEDERAL INCOME TAXES                       363,689         294,697

EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES                              9,333          10,764
--------------------------------------------------------------------------------------------------
GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES                           373,022         305,461

PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
  Current                                                                  134,271          90,103
  Deferred                                                                  (9,606)           (237)
--------------------------------------------------------------------------------------------------
NET INCOME                                                              $  248,357      $  215,595
==================================================================================================
NET INCOME PER COMMON SHARE - BASIC & DILUTED                           $     9.38      $     8.14
==================================================================================================
SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)
--------------------------------------------------------------------------------------------------
                                                                               DECEMBER 31,
--------------------------------------------------------------------------------------------------
                                                                           1997            1996
--------------------------------------------------------------------------------------------------
ASSETS
  Investments, other than investments in unconsolidated affiliates
    Debt securities:
      Bonds held-to-maturity, at amortized cost                         $3,605,927      $3,430,726
      Bonds available-for-sale, at market                                  600,380         528,306
    Marketable equity securities, at market:
      Preferred stocks                                                      40,744          51,625
      Common stocks                                                        882,864         754,039
    Mortgage loans on real estate                                        1,103,333       1,098,583
    Policy loans                                                           300,574         303,336
    Investment real estate, net of accumulated depreciation
      of $100,298 and $108,974                                             258,210         323,826
    Short-term investments                                                 126,732           5,470
    Other invested assets                                                   63,135          70,064
--------------------------------------------------------------------------------------------------
      Total investments                                                  6,981,899       6,565,975
  Cash                                                                       5,497          13,545
  Investments in unconsolidated affiliates                                 100,888          95,836
  Accrued investment income                                                102,361          97,883
  Reinsurance ceded receivables                                             48,193          42,695
  Prepaid reinsurance premiums                                             140,791         109,965
  Premiums due and other receivables                                        85,945          70,922
  Deferred policy acquisition costs                                        748,341         739,023
  Property and equipment                                                    32,142          26,455
  Other assets                                                              57,889          73,713
  Separate account assets                                                  179,027         152,533
--------------------------------------------------------------------------------------------------
        TOTAL ASSETS                                                    $8,482,973      $7,988,545
==================================================================================================
LIABILITIES
  Policyholder funds
    Future policy benefits:
      Life and annuity                                                  $1,990,978      $1,939,926
      Accident and health                                                  101,550         106,555
    Policy account balances                                              2,422,828       2,353,245
    Policy and contract claims                                             326,182         289,846
    Other policyholder funds                                               419,736         356,456
--------------------------------------------------------------------------------------------------
      Total policyholder liabilities                                     5,261,274      (5,046,028
  Current federal income taxes                                              14,340          17,810
  Deferred federal income taxes                                            215,606         196,712
  Other liabilities                                                        107,309         101,556
  Separate account liabilities                                             179,027         152,533
--------------------------------------------------------------------------------------------------
        TOTAL LIABILITIES                                                5,777,556       5,514,639
--------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
  Capital stock                                                             30,832          30,832
  Additional paid-in capital                                                   211             211
  Net unrealized gains on securities                                       215,883         163,352
  Retained earnings                                                      2,561,218       2,382,238
  Treasury stock, at cost                                                 (102,727)       (102,727)
--------------------------------------------------------------------------------------------------
        TOTAL STOCKHOLDERS' EQUITY                                       2,705,417       2,473,906
--------------------------------------------------------------------------------------------------
        TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY                      $8,482,973      $7,988,545
==================================================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)

--------------------------------------------------------------------------------------------------------------------
                                                                  NET
                                                   ADDITIONAL  UNREALIZED                                    TOTAL
                                        CAPITAL      PAID-IN    GAINS ON     RETAINED      TREASURY      STOCKHOLDERS'
                                         STOCK       CAPITAL   SECURITIES    EARNINGS        STOCK          EQUITY
--------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1995              $ 30,832     $    211   $ 158,898    $2,233,899    $(102,727)      $2,321,113

  Net income                                                                   215,595                       215,595

  Dividends to stockholders
    ($2.54 per share)                                                          (67,256)                      (67,256)

  Increase in unrealized gains on
    marketable securities, net
    of applicable federal
    income taxes                                                   4,454                                       4,454
 --------------------------------------------------------------------------------------------------------------------

BALANCE DECEMBER 31, 1996                30,832          211     163,352     2,382,238     (102,727)       2,473,906

  Net income                                                                   248,357                       248,357

  Dividends to stockholders
    ($2.62 per share)                                                          (69,377)                      (69,377)

  Increase in unrealized gains on
    marketable securities, net
    of applicable federal
    income taxes                                                  52,531                                      52,531
--------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1997              $ 30,832     $    211   $ 215,883    $2,561,218    $(102,727)      $2,705,417
====================================================================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
(In thousands)
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1997           1996
OPERATING ACTIVITIES
  Net income                                                                                  $ 248,357      $ 215,595
  Adjustments to reconcile net income to net cash provided by operating activities:
    Increase in liabilities for policyholders' funds                                            145,663        103,946
    Charges to policy account balances                                                          (99,625)       (81,651)
    Interest credited to policy account balances                                                135,478        121,689
    Deferral of policy acquisition costs                                                       (151,891)      (182,124)
    Amortization of deferred policy acquisition costs                                           138,710        108,017
    Deferred federal income tax expense (benefit)                                                (9,606)          (237)
    Depreciation                                                                                 20,454         20,104
    Accrual and amortization of discounts and premiums                                          (34,416)        (7,959)
    Gain from sale of investments                                                              (103,320)       (58,001)
    Equity in earnings of unconsolidated affiliates                                              (9,333)       (10,764)
    Decrease (increase) in premiums receivable                                                  (15,023)         3,093
    Increase in accrued investment income                                                        (4,478)       (15,342)
    Capitalization of interest on policy and mortgage loans                                     (14,475)       (14,338)
    Other changes, net                                                                          (26,937)       (36,969)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                                 219,558        165,059
----------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
    Bonds                                                                                       196,807        201,485
    Stocks                                                                                      331,679        191,284
    Real estate                                                                                  89,448         26,528
    Other invested assets                                                                         5,706          1,112
  Principal payments received on:
    Mortgage loans                                                                              168,603         56,352
    Policy loans                                                                                 40,207         37,645
  Purchases of investments:
    Bonds                                                                                      (424,721)      (725,070)
    Stocks                                                                                     (279,690)      (120,441)
    Real estate                                                                                  (1,537)        (7,696)
    Mortgage loans                                                                             (151,471)      (218,019)
    Policy loans                                                                                (23,023)       (25,137)
    Other invested assets                                                                       (15,250)       (74,259)
  Decrease (increase) in short-term investments, net                                           (121,262)         9,596
  Decrease (increase) in investment in unconsolidated affiliates, net                            (4,281)        13,718
  Increase in property and equipment, net                                                        (3,173)        (2,867)
----------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                                    (191,958)      (635,769)
----------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances                                            391,607        756,727
  Policyholders' withdrawals from policy account balances                                      (357,878)      (219,161)
  Dividends to stockholders                                                                     (69,377)       (67,256)
----------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) financing activities                                       (35,648)       470,310
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN CASH                                                                             (8,048)          (400)
  Cash:
    Beginning of the year                                                                        13,545         13,945
----------------------------------------------------------------------------------------------------------------------
    End of the year                                                                             $ 5,497      $  13,545
======================================================================================================================

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

  American National Insurance Company (American National) is a multiple line insurance company offering a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through subsidiaries, American National also offers mutual funds and real estate management services. The majority (99%) of revenues are generated by the insurance business. With the exception of New York, business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit and independent third party marketing organizations.
  American National's insurance subsidiaries are American National Life Insurance Company of Texas, Garden State Life Insurance Company, Standard Life and Accident Insurance Company, American National Property and Casualty Company, American National General Insurance Company and American National Lloyds Insurance Company. The major non-insurance subsidiaries are Securities Management & Research, Inc. and ANREM Corporation. As part of its investment portfolio, American National also owns interests in unconsolidated affiliates, primarily several real estate joint ventures and partnerships.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.
  The consolidated financial statements have been prepared on the basis of generally accepted accounting principles which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 12.)
  Certain reclassifications have been made to the 1996 financial information to conform to the 1997 presentation.
USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

  ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF-- Effective January 1, 1996, American National adopted Statement of Financial Accounting Standard (FAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets To Be Disposed Of." This statement requires that long-lived assets be reviewed for impairment whenever circumstances indicate that the carrying value may not be recoverable. The review must be done by estimating future undiscounted cash flows to be received. If the sum of the expected future undiscounted cash flows is less than the carrying value, an analysis of the investment's fair value compared with its carrying value is performed. If the fair value is less than the carrying value, an impairment loss is recognized as a charge to current earnings. As American National used similar methods to calculate valuation reserves on investment real estate in prior years, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.
  FAS No. 121 also requires that long-lived assets to be disposed of be carried at the lower of book value or the expected amount to be received on sale, less the cost to sell. Prior to January 1, 1996, American National's real estate acquired in satisfaction of debt (foreclosed real estate) was carried at cost less accumulated depreciation and reserves for possible losses. Upon the adoption of FAS No. 121, American National determined that all of its foreclosed real estate was held for sale and should therefore be held at the lower of book value or the expected amount to be received on sale, less the cost to sell, without any further allowance for depreciation. Since all of the book values for foreclosed real estate were below the expected amount to be received on sale, less the cost to sell, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.
  EARNINGS PER SHARE--As of December 31, 1997, American National adopted FAS No. 128 "Earnings per Share." This statement establishes standards for computing and presenting earnings per share. As American National has a simple capital structure, the adoption of this new standard did not have any effect on the calculation of earnings per share.

NEW ACCOUNTING PRONOUNCEMENTS

  REPORTING COMPREHENSIVE INCOME--FAS No. 130, "Reporting Comprehensive Income," is effective for years beginning after December 15, 1997. This statement establishes standards for reporting and display of comprehensive income and its components in a financial statement that are displayed with the same prominence as the rest of the financial statements in a report.
  American National will adopt FAS No. 130 on January 1, 1998. Management believes that the adoption of FAS No. 130 will have no effect on American National's financial position or results from operations.
  DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION--FAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," is effective for years beginning after December 15, 1997. This statement establishes standards for the way information is reported about operating segments in financial statements. The statement requires disclosure of information on operating segments that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. It also establishes standards for related disclosures about products and services, geographic areas and major customers.
  American National will adopt FAS No. 131 on January 1, 1998. The adoption of this standard will require American National to change the way it reports segment information to match more closely the way the business is analyzed by management. Upon adoption, applicable prior period results will be revised to reflect the new disclosure. However, management believes that the adoption of FAS No. 131 will have no effect on American National's financial position or results from operations.

INVESTMENTS

  DEBT SECURITIES--Bonds which are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.
 Bonds held as available-for-sale are carried at market.
 PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market
 COMMON STOCKS-- All common stocks are classified as available-for-sale and are carried at market.
 UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market), net of applicable federal income taxes, are reflected in stockholders' equity.
 MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.
 The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.
 POLICY LOANS--Policy loans are carried at cost.
 INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowances for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.
 American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.
 SHORT-TERM INVESTMENTS--Short-term investments (primarily commercial paper) are carried at amortized cost.
 OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures as used for investment real estate.
 INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of invested asset. The increase in the valuation allowances is reflected in current period income as a realized loss.
 Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.
CASH AND CASH EQUIVALENTS--American National considers cash on hand and in banks as cash for purposes of the consolidated statements of cash flows.
INVESTMENTS IN UNCONSOLIDATED AFFILIATES--These assets are primarily investments in real estate joint ventures, and are accounted for under the equity method of accounting.
PROPERTY AND EQUIPMENT--These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

INSURANCE SPECIFIC ASSETS AND LIABILITIES

 DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.
 The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.
 Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to net unrealized gains (losses) in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.
 Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions,

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.
  FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality and other assumptions which were appropriate at the time the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from the assumed, the estimates are revised for current and future issues.
  Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges. In the near term, it is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

  TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premium is recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.
  ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the premiums received plus accumulated interest less applicable accumulated administrative fees. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.
  UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.
  PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 1997. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.
  PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experience rates of mortality, interest and expense, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.6% of the life insurance in force at December 31, 1997, and 4.5% of life premiums in 1997.
FEDERAL INCOME TAXES--American National and all but one of its subsidiaries file a consolidated life/non-life federal income tax return. Garden State Life Insurance Company files a separate return.
  Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Realization of the deferred tax assets is dependent on generating sufficient taxable income in the future. Management believes that it is more likely than not that sufficient income will be generated to realize the net deferred tax assets.
SEPARATE ACCOUNT ASSETS AND LIABILITIES--The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.
NET INCOME PER COMMON SHARE--Net income per common share is based on the weighted average number of shares outstanding (26,479,165 shares for 1997 and 1996).

(3)  INVESTMENTS

  The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                         GROSS        GROSS       ESTIMATED
                                           AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                             COST        GAINS        LOSSES        VALUE
--------------------------------------------------------------------------------------------
DECEMBER 31, 1997:
------------------
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies          $  180,156    $  5,662  $      (220)   $  185,598
    States and political subdivisions          11,367         261          (15)       11,613
    Foreign governments                       121,643       7,147           --       128,790
    Public utilities                        1,198,814      39,353       (2,374)    1,235,793
    All other corporate bonds               1,885,700      85,963       (1,925)    1,969,738
    Mortgage-backed securities                208,247      12,809           (2)      221,054
--------------------------------------------------------------------------------------------
      Total bonds held-to-maturity          3,605,927     151,195       (4,536)    3,752,586
--------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies              49,990       1,348           --        51,338
    Foreign governments                        47,141       4,328           --        51,469
    Public utilities                          185,078      12,330           --       197,408
    All other corporate bonds                 280,860      19,311           (6)      300,165
--------------------------------------------------------------------------------------------
      Total bonds available-for-sale          563,069      37,317           (6)      600,380
--------------------------------------------------------------------------------------------
    Total debt securities                   4,168,996     188,512       (4,542)    4,352,966
--------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock                              39,313       1,510          (79)       40,744
  Common stock                                575,058     331,280      (23,474)      882,864
--------------------------------------------------------------------------------------------
    Total marketable equity securities        614,371     332,790      (23,553)      923,608
--------------------------------------------------------------------------------------------
Total investments in securities            $4,783,367    $521,302  $   (28,095)   $5,276,574
============================================================================================
--------------------------------------------------------------------------------------------
DECEMBER 31, 1996:
------------------
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies          $  174,399    $  3,911  $      (506)   $  177,804
    States and political subdivisions          14,185         216          (39)       14,362
    Foreign governments                       107,573       4,257         (133)      111,697
    Public utilities                        1,142,072      19,654      (22,213)    1,139,513
    All other corporate bonds               1,698,451      46,039      (17,584)    1,726,906
    Mortgage-backed securities                294,046      13,527          (11)      307,562
--------------------------------------------------------------------------------------------
      Total bonds held-to-maturity          3,430,726      87,604      (40,486)    3,477,844
--------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies              26,062         559          (75)       26,546
    Foreign governments                        41,594       2,961          (10)       44,545
    Public utilities                          184,677       7,267         (222)      191,722
    All other corporate bonds                 252,053      13,826         (386)      265,493
--------------------------------------------------------------------------------------------
      Total bonds available-for-sale          504,386      24,613         (693)      528,306
--------------------------------------------------------------------------------------------
    Total debt securities                   3,935,112     112,217      (41,179)    4,006,150
--------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock                              50,546       1,563         (484)       51,625
  Common stock                                517,385     249,796      (13,142)      754,039
--------------------------------------------------------------------------------------------
    Total marketable equity securities        567,931     251,359      (13,626)      805,664
--------------------------------------------------------------------------------------------
Total investments in securities            $4,503,043    $363,576  $   (54,805)   $4,811,814
============================================================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

DEBT SECURITIES:

  The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 1997, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                              BONDS-HELD-          BONDS-AVAILABLE-
                              TO-MATURITY              FOR-SALE
----------------------------------------------------------------------
                                      ESTIMATED              ESTIMATED
                         AMORTIZED     MARKET     AMORTIZED   MARKET
                           COST         VALUE       COST       VALUE
----------------------------------------------------------------------
Due in one year
  or less                $   40,881   $   41,139   $     --   $     --
Due after one year
  through five years        433,567      457,505    136,408    146,007
Due after five years
  through ten years       2,893,187    3,000,519    421,661    448,609

Due after ten years          30,045       32,369      5,000      5,764
----------------------------------------------------------------------
                          3,397,680    3,531,532    563,069    600,380
Without single
  maturity date             208,247      221,054         --         --
----------------------------------------------------------------------
                         $3,605,927   $3,752,586   $563,069   $600,380
======================================================================

  Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) were $331,679,000 for 1997. Gross gains of $118,985,000 and gross losses of $12,301,000 were realized on those sales. Bonds were called by the issuers during 1997, which resulted in proceeds from the disposal of $11,442,000. Gross gains of $531,000 were realized on those disposals.
  Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) were $190,636,000 for 1996. Gross gains of $71,768,000 and gross losses of $227,000 were realized on those sales. Bonds were called by the issuers during 1996, which resulted in proceeds of $40,126,000 from the disposal. Gross gains of $54,000 were realized on those disposals.
 All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES:

  Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $116,062,000 and $87,561,000 for 1997 and 1996, respectively.
  The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                  1997       1996
--------------------------------------------------
Bonds available-for-sale       $ 13,391   $(22,725)
Preferred stocks                    352       (262)
Common stocks                    71,152     40,718
Amortization of deferred
  policy acquisition costs       (3,863)   (10,740)
--------------------------------------------------
                                 81,032      6,991
Provision for federal
  income taxes                  (28,501)    (2,537)
--------------------------------------------------
                               $ 52,531   $  4,454
==================================================

MORTGAGE LOANS:

  In general, mortgage loans are secured by first liens on income- producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 1997, mortgage loans have both fixed rates from 5.25% to 13% and variable rates from 7% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 to 31 years.
  American National has investments in first lien mortgage loans on real estate with carried values of $1,103,300,000 and $1,098,583,000 at December 31, 1997
and 1996, respectively. Problem loans, on which impairment allowances were established, totaled $6,493,900 and $14,602,000 at December 31, 1997 and 1996, respectively.

POLICY LOANS:

  Policy loans have interest rates ranging from 2.5% to 8%. Approximately 99% of the policy loan portfolio carried interest rates of 5% to 8% at December 31, 1997.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES):

  Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                     GAINS (LOSSES) FROM
                                INVESTMENT INCOME  DISPOSALS OF INVESTMENTS
---------------------------------------------------------------------------
                                1997        1996        1997        1996
---------------------------------------------------------------------------
Bonds                         $ 303,426   $ 281,780   $     530   $     172
Preferred stocks                  3,173       3,372          21          13
Common stocks                    18,977      17,649     106,662      71,410
Mortgage loans                  109,165      94,823      (1,277)     (4,212)
Real estate                      84,344      85,810      (5,977)     (7,249)
Other invested assets            26,872      23,399         (83)        (93)
Investment in
 unconsolidated
 affiliates                          --          --         (79)        864
---------------------------------------------------------------------------
                                545,957     506,833      99,797      60,905
Investment expenses             (73,062)    (71,142)         --          --
Decrease (increase) in
 valuation allowances                --          --       3,523      (2,904)
---------------------------------------------------------------------------
                              $ 472,895   $ 435,691   $ 103,320    $ 58,001
===========================================================================

(4)  OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

  American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well diversified investment portfolio.

BONDS:
  American National's bond portfolio is of high investment quality and is well diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                     1997   1996
--------------------------------
     AAA               8%    14%
     AA               13%     6%
     A                56%    54%
     BBB & below      23%    26%
--------------------------------
                     100%   100%
================================

COMMON STOCK:

  American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                     1997   1996
--------------------------------
     Basic materials   8%     8%
     Capital goods    10%     9%
     Consumer goods   18%    20%
     Energy            7%     7%
     Finance           9%     6%
     Technology       12%    13%
     Health care      21%    21%
     Miscellaneous    15%    16%
--------------------------------
                     100%   100%
================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

  American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.
  Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                                       INVESTMENT
                           MORTGAGE        REAL
                            LOANS         ESTATE
---------------------------------------------------
                         1997   1996   1997   1996
---------------------------------------------------
     Office buildings      21%    21%    19%    30%
     Shopping centers      56%    56%    40%    30%
     Commercial             3%     4%    15%    16%
     Apartments             2%     1%     3%     2%
     Hotels/motels          3%     3%    16%    13%
     Industrial            12%    12%     4%     4%
     Residential           --      1%    --     --
     Other                  3%     2%     3%     5%
---------------------------------------------------
                          100%   100%   100%   100%
===================================================

  American National has a well diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                                                  INVESTMENT
                                      MORTGAGE        REAL
                                       LOANS         ESTATE
--------------------------------------------------------------
                                    1997   1996   1997   1996
--------------------------------------------------------------
     Texas                            18%    15%    45%    53%
     South Central, except Texas       2%     2%     1%    --
     California                       11%    14%     7%    10%
     Western, except California        6%     6%     4%     4%
     Southeastern                     10%    13%    22%    16%
     North Central U.S.               10%    10%    14%    11%
     North Eastern U.S.               43%    40%     7%     6%
--------------------------------------------------------------
                                     100%   100%   100%   100%
==============================================================

 For discussion of other off-balance sheet risks, see Note 15.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

  Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies may have a material effect on the estimated market values.

DEBT SECURITIES:

  The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:

  Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

  The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:

 The carrying amount for policy loans approximates their market value.

SHORT-TERM INVESTMENTS:

 The carrying amount for short-term investments approximates their market value.

INVESTMENT CONTRACTS:

  The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

INVESTMENT COMMITMENTS:

  American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 1997 or 1996.
  The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):

                                   1997                      1996
----------------------------------------------------------------------------
                                        ESTIMATED                 ESTIMATED
                            CARRYING      MARKET      CARRYING      MARKET
                             AMOUNT        VALUE       AMOUNT        VALUE

----------------------------------------------------------------------------
Financial assets:
  Bonds:
    Held-to-maturity       $3,605,927   $3,752,586   $3,430,726   $3,477,844
    Available-for-sale        600,380      600,380      528,306      528,306
  Preferred stock              40,744       40,744       51,625       51,625
  Common stock                882,864      882,864      754,039      754,039
  Mortgage loans on
    real estate             1,103,333    1,229,078    1,098,583    1,195,053
  Policy loans                300,574      300,574      303,336      303,336
  Short-term
    investments               126,732      126,732        5,470        5,470
Financial liabilities:
  Investment contracts      1,867,233    1,867,233    1,821,715    1,821,715
----------------------------------------------------------------------------

(6)  DEFERRED POLICY ACQUISITION COSTS

  Deferred policy acquisition costs and premiums for the years ended December 31, 1997 and 1996, are summarized as follows (in thousands):

                             LIFE        ACCIDENT    PROPERTY &
                          & ANNUITY      & HEALTH     CASUALTY        TOTAL
------------------------------------------------------------------------------
Balance at
  December 31, 1995       $ 562,393     $ 106,528     $   6,735     $  675,656
------------------------------------------------------------------------------
Additions                   143,046        17,847        21,004        181,897
Amortization                (70,786)      (17,311)      (19,920)      (108,017)
Effect of change in
  unrealized gains on
  available-for-sale
  securities                (10,740)                                   (10,740)
------------------------------------------------------------------------------
Net change                   61,520           536         1,084         63,140
Acquisitions                     99           128            --            227
------------------------------------------------------------------------------
Balance at
  December 31, 1996         624,012       107,192         7,819        739,023
------------------------------------------------------------------------------
Additions                   105,268        21,373        24,336        150,977
Amortization                (92,830)      (23,553)      (22,327)      (138,710)
Effect of change in
  unrealized gains on
  available-for-sale
  securities                 (3,863)                                    (3,863)
------------------------------------------------------------------------------
Net change                    8,575        (2,180)        2,009          8,404
Acquisitions                    752           162            --            914
------------------------------------------------------------------------------
Balance at
  December 31, 1997       $ 633,339     $ 105,174     $   9,828     $  748,341
==============================================================================
1997 Premiums             $ 349,073     $ 378,521     $ 312,987     $1,040,581
==============================================================================
1996 Premiums             $ 329,937     $ 364,198     $ 257,845     $  951,980
==============================================================================

  Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.
  Acquisitions relate to the acquisition of various insurance portfolios under assumption reinsurance agreements.

(7)  FUTURE POLICY BENEFITS

LIFE INSURANCE:

  Interest assumptions used in the calculation of future policy benefits for life policies are as follows:

                                                              PERCENTAGE OF
                                                              FUTURE POLICY
POLICY ISSUE                                                INTEREST BENEFITS
  YEAR                       RATE                                SO VALUED
-----------------------------------------------------------------------------
ORDINARY--
1996-1997      7.5% for years 1 through 5, graded to 5.5%
               at the end of year 25, and level thereafter            1%

1981-1995      8% for years 1 through 5, graded to 6% at
               the end of year 25, and level thereafter              19%

1976-1981      7% for years 1 through 5, graded to 5% at
               the end of year 25, and level thereafter              22%

1972-1975      6% for years 1 through 5, graded to 4% at
               the end of year 25, and level thereafter               9%

1969-1971      6% for years 1 through 5, graded to 3.5%
               at the end of year 30, and level thereafter            7%

1962-1968      4.5% for years 1 through 5, graded to 3.5%
               at the end of year 15, and level thereafter           14%

1948-1961      4% for years 1 through 5, graded to 3.5%
               at the end of year 10, and level thereafter           14%

1947 and prior Statutory rates of 3% or 3.5%                          2%

INDUSTRIAL--
1948-1967      4% for years 1 through 5,
               graded to 3.5% at the end of year 10,
               and level thereafter                                   6%

1947 and prior Statutory rates of 3%                                  6%
------------------------------------------------------------------------
                                                                    100%
========================================================================

 Future policy benefits for universal life are calculated from the current account value.
  Future policy benefits for other policies have been calculated using level interest rates principally as follows: annuities at 6% and group at 4%.
 Mortality and withdrawal assumptions are based on American National's experience.

HEALTH INSURANCE:

  Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.
  Morbidity and termination assumptions are based on American National's experience.

(8)  LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

  Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                        1997           1996
-------------------------------------------------------------
Balance at January 1                 $ 222,996      $ 214,599
  Less reinsurance recoverables          2,439          1,346
-------------------------------------------------------------
Net balance at January 1               220,557        213,253
-------------------------------------------------------------
Incurred related to:
  Current year                         515,202        482,988
  Prior years                           (1,098)       (13,820)
-------------------------------------------------------------
Total incurred                         514,104        469,168
-------------------------------------------------------------
Paid related to:
  Current year                         343,333        332,305
  Prior years                          144,256        129,559
-------------------------------------------------------------
Total paid                             487,589        461,864
-------------------------------------------------------------
Net balance at December 31             247,072        220,557
  Plus reinsurance recoverables          2,567          2,439
-------------------------------------------------------------
Balance at December 31               $ 249,639      $ 222,996
=============================================================

  The balances at December 31 are included in policy and contract claims on the consolidated statement of financial position.

(9)  REINSURANCE

  As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.
  The companies remain contingently liable with respect to any reinsurance ceded, and would become actually liable if the assuming companies were unable to meet their obligations under any reinsurance treaties.
  The company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1997, amounts recoverable from reinsurers with a carrying value of $89,232,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos. The company holds collateral related to these credit reinsurers totaling $70,760,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 120 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.
  Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                     1997          1996
----------------------------------------------------------
Direct premiums                   $1,135,094    $1,032,072
Reinsurance premiums assumed
  from other companies                25,146        20,052
Reinsurance premiums ceded
  to other companies                (119,659)     (100,144)
----------------------------------------------------------
Net premiums                      $1,040,581    $  951,980
==========================================================
Reinsurance recoveries            $   56,535    $   54,871
==========================================================

  Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                      1997          1996
------------------------------------------------------------
Direct life insurance in force    $ 43,143,187  $ 41,945,640
Reinsurance risks assumed
  from other companies                 662,171       583,853
------------------------------------------------------------
Total life insurance in force       43,805,358    42,529,493
Reinsurance risks ceded to
  other companies                   (6,985,956)   (6,007,905)
------------------------------------------------------------
Net life insurance in force       $ 36,819,402  $ 36,521,588
============================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(10) SEGMENT INFORMATION

  American National and its subsidiaries are engaged principally in the insurance business, and operate primarily in six segments (lines of business) within the insurance industry.
  The following table summarizes the premiums and other revenue, gain (loss) from operations before equity in earnings of unconsolidated affiliates and federal income taxes, and assets by line of business for the years ended December 31, 1997 and 1996 (in thousands):

                                                    GAIN (LOSS)
                                                       BEFORE
                                                     APPLICABLE
                                                       FEDERAL
                                    PREMIUMS        INCOME TAXES
                                    AND OTHER         AND OTHER
LINE OF BUSINESS:                    REVENUE            ITEMS         ASSETS
-------------------------------------------------------------------------------
1997
----
Individual life insurance           $  501,812       $ 85,210       $ 2,608,582
Individual accident and
  health insurance                     191,840            (77)          108,731
Annuities                              218,719          6,965         1,962,252
Group life & health insurance          181,034        (11,211)           49,234
Credit insurance                        58,254          2,208           136,520
Property and casualty insurance        325,419         28,524           343,280
-------------------------------------------------------------------------------
  Total insurance lines              1,477,078        111,619         5,208,599
Capital and surplus                    151,187        146,917         3,206,487
Non-insurance                            8,319          1,833            67,887
-------------------------------------------------------------------------------
                                     1,636,584        260,369         8,482,973
Gain from sale of investments          103,320        103,320                --
-------------------------------------------------------------------------------
                                    $1,739,904       $363,689       $ 8,482,973
===============================================================================

1996
----
Individual life insurance           $  496,571       $ 79,076       $ 2,564,102
Individual accident and
  health insurance                     199,982         (4,943)          108,922
Annuities                              167,226          5,783         1,870,659
Group life & health insurance          159,004            811            42,844
Credit insurance                        53,411          1,978           123,508
Property and casualty insurance        269,519         15,052           292,113
-------------------------------------------------------------------------------
  Total insurance lines              1,345,713         97,757         5,002,148
Capital and surplus                    137,573        138,781         2,912,340
Non-insurance                            8,712            158            74,057
-------------------------------------------------------------------------------
                                     1,491,998        236,696         7,988,545
Gain from sale of investments           58,001         58,001                --
-------------------------------------------------------------------------------
                                    $1,549,999       $294,697       $ 7,988,545
===============================================================================

  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines. It is based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to capital and surplus.
  Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.
  Fixed income assets and policy loans have been directly assigned to the insurance lines to the extent required for reserves. Equity type assets, such as stocks and real estate and all other assets not required for the insurance lines, have been assigned to capital and surplus.
  Policy account deposits totaled $391,607,000 in 1997 and $756,727,000 in 1996. The majority of these deposits were in the annuity line, which totaled $281,287,000 and $648,234,000 in 1997 and 1996, respectively.
  A significant portion of American National's insurance business is written through one third-party marketing organization. During 1997, approximately 18% of the total premium and policy account deposits were written through that organization. This compares with 35% in 1996. Of the total business written by this one organization, the majority was annuities.

(11) FEDERAL INCOME TAXES

  The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                             1997              1996
---------------------------------------------------------------------------
                                       Amount    Rate     Amount     Rate
---------------------------------------------------------------------------
Income tax on pre-tax income         $ 130,558  35.00%   $106,911   35.00 %
Tax-exempt investment income              (383) (0.10)%      (384)  (0.13)%
Dividend exclusion                      (3,046) (0.82)%    (3,303)  (1.08)%
Tax refund                                  --     --      (7,360)  (2.41)%
Prior year reserve method change            --     --      (3,994)  (1.31)%
Miscellaneous tax credits, net          (1,238) (0.33)%    (1,350)  (0.44)%
Other items, net                        (1,226) (0.33)%      (654)  (0.21)%
---------------------------------------------------------------------------
                                     $ 124,665 (33.42)%  $ 89,866   29.42 %
===========================================================================

  The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and December 31, 1996 are as follows (in thousands):

                                                      1997         1996
-------------------------------------------------------------------------
Deferred tax assets:
Investment in bonds, real estate and
  other invested assets, principally due to
  investment valuation allowances                  $   11,858   $  12,943
Policyowner funds, principally
  due to policy reserve discount                       81,935      86,282
Policyowner funds, principally
  due to unearned premium reserve                       9,527       7,294
Other assets                                            6,701       7,375
-------------------------------------------------------------------------
Total gross deferred tax assets                       110,021     113,894
Less valuation allowance                               (3,000)     (3,000)
-------------------------------------------------------------------------
Net deferred tax assets                               107,021     110,894
-------------------------------------------------------------------------

Deferred tax liabilities:
Marketable equity securities, principally
  due to net unrealized gains on stock               (107,767)    (90,526)
Investment in bonds, principally
  due to accrual of discount on bonds                 (16,312)    (14,283)
Deferred policy acquisition costs, due to
  difference between GAAP and tax                    (185,903)   (188,725)
Property, plant and equipment, principally
  due to difference between GAAP
  and tax depreciation methods                        (12,563)    (12,445)
Other liabilities                                         (82)     (1,627)
-------------------------------------------------------------------------
Net deferred tax liabilities                         (322,627)   (307,606)
-------------------------------------------------------------------------
Total deferred tax                                  $(215,606)  $(196,712)
=========================================================================

  Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

  Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1996 and December 31, 1997, and the cumulative balance was approximately $63,000,000 at both dates.

  Federal income taxes totaling approximately $136,212,000 and $83,475,000 were paid to the Internal Revenue Service in 1997 and 1996, respectively. The statute of limitations for the examination of federal income tax returns through 1993 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1994. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) RECONCILIATION TO STATUTORY ACCOUNTING

  American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of generally accepted accounting principles.

  Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                   1997          1996
------------------------------------------------------------------------
Statutory net income of insurance companies    $  207,998     $  146,100
Net gain (loss) of non-insurance companies          2,592            750
------------------------------------------------------------------------
Combined net income                               210,590        146,850
Increases (decreases):
  Deferred policy acquisition costs                12,267         73,880
  Policyholder funds                                7,963        (16,323)
  Deferred federal income tax benefit               9,606            237
  Premiums deferred and other receivables             602          5,549
  Gain on sale of investments                          79          1,102
  Change in interest maintenance reserve            1,532           (463)
  Asset valuation allowances                        3,524         (2,904)
Other adjustments, net                              2,218          7,711
Consolidating eliminations and adjustments            (24)           (44)
------------------------------------------------------------------------
Net income reported herein                     $  248,357     $  215,595
========================================================================

                                                   1997          1996
------------------------------------------------------------------------
Statutory capital and
  surplus of insurance companies               $2,011,016     $1,784,692
Stockholders' equity
  of non-insurance companies                       77,725         79,316
------------------------------------------------------------------------
Combined capital and surplus                    2,088,741      1,864,008
Increases (decreases):
  Deferred policy acquisition costs               748,341        739,023
  Policyholder funds                              135,262        126,925
  Deferred federal income taxes                  (215,606)      (196,712)
  Premiums deferred and other receivables         (77,629)       (78,231)
  Reinsurance in "unauthorized companies"          34,010         30,506
  Statutory asset valuation reserve               370,102        326,336
  Statutory interest maintenance reserve            7,989          6,457
  Asset valuation allowances                      (44,899)       (47,518)
  Investment market value adjustments              39,050         25,414
Non-admitted assets and
  other adjustments, net                          258,191        257,617
Consolidating eliminations and adjustments       (638,135)      (579,919)
------------------------------------------------------------------------
Stockholders' equity reported herein           $2,705,417     $2,473,906
========================================================================

  In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $73,790,000 on deposit with appropriate regulatory authorities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(13) STOCKHOLDERS' EQUITY

  American National has only one class of common stock, no preferred stock and no options which could be converted into common or preferred stock. At December 31, 1997 and 1996, American National had 50,000,000 authorized shares of $1.00 par value common stock. At December 31, 1997 and 1996, issued shares were 30,832,449; treasury shares were 4,353,284; and outstanding shares were 26,479,165.
  American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and limit the payment of dividends to statutory net gain from operations on an annual, noncumulative basis in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.
  Generally, the same restrictions apply to American National's insurance subsidiaries regarding amounts that can transfer in the form of dividends, loans, or advances to the parent company.
  At December 31, 1997, approximately $529,692,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(14) RETIREMENT BENEFITS

  American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service. American National also sponsors two non-tax-qualified pension plans for key executives that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.
  The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974.
  Actuarial computations of pension expense (before income taxes) produced a pension debit of $2,474,000 for 1997 and $902,000 for 1996.
 The pension debit is made up of the following (in thousands):

                                                        1997         1996
--------------------------------------------------------------------------
Service cost--benefits earned during period           $ 5,402      $ 5,040
Interest cost on projected benefit obligation           7,221        6,735
Actual return on plan assets                           (9,927)      (6,542)
Net amortization and deferral                            (222)      (4,331)
--------------------------------------------------------------------------
              Total pension debit                     $ 2,474      $   902
==========================================================================

  The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans.
 Actuarial present value of benefit obligation:

                                                       1997                                1996
------------------------------------------------------------------------------------------------------------------
                                             ASSETS           ACCUMULATED          ASSETS           ACCUMULATED
                                             EXCEED             BENEFITS           EXCEED             BENEFITS
                                           ACCUMULATED           EXCEED          ACCUMULATED            EXCEED
                                             BENEFITS            ASSETS            BENEFITS             ASSETS
------------------------------------------------------------------------------------------------------------------
Vested benefit obligation                  $(71,811)          $(22,468)          $(66,688)          $(16,029)
==================================================================================================================
Accumulated benefit
 obligation                                $(75,492)          $(22,468)          $(70,303)          $(16,029)
===================================================================================================================
Projected benefit obligation               $(92,422)          $(22,616)          $(85,891)          $(20,975)
Plan assets at fair value
   (long-term securities)                   129,380                 --            125,068                 --
-------------------------------------------------------------------------------------------------------------------
Plan assets in excess of
   projected benefit
   obligation                                36,958            (22,616)            39,177            (20,975)
Unrecognized net loss                         8,305              2,614              7,842              3,519
Prior service cost not yet
   recognized in periodic
   pension cost                                  --              1,505                 18              1,902
Unrecognized net transition
   asset at January 1 being
   recognized over 15 years                 (10,477)                --            (13,097)                --
Adjustment required to
   recognize additional
   liability                                     --                 --                 --               (513)
-------------------------------------------------------------------------------------------------------------------
Prepaid pension cost
   included in other assets                $ 34,786           $(18,497)           $33,94            $(16,067)
===================================================================================================================

  Assumptions used at December 31:
                                                         1997      1996
------------------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation                                  6.50%     6.50%
Rate of increase in compensation levels                  4.80%     4.50%
Expected long-term rate of return on plan assets         7.00%     8.00%

  Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.
  American National has one retiree health benefit plan for retirees of all companies in the consolidated group, with the exception of Standard Life and Accident Insurance Company (Standard). The retirees of Standard are covered under a separate health plan. Participation in either of these plans is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future.
  The retiree health benefit plans provide major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plans are contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by the companies, are to be contributed by the retirees.
  The accrued post-retirement benefit obligation, included in other liabilities, was $12,970,000 and $13,007,000 at December 31, 1997 and 1996, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since the companies' contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(15) COMMITMENTS AND CONTINGENCIES

  American National and its subsidiaries lease office space in various cities for their insurance sales offices. The long-term lease commitments at December 31, 1997 were approximately $6,315,000.
  In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 1997 to purchase, expand or improve real estate, and to fund mortgage loans aggregating $74,522,000, all of which are expected to be funded in 1998. Of the commitment amount, $54,138,000 of mortgage loan commitments have interest rates that are fixed.
  The companies are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. Management is of the opinion, after reviewing the above matters with legal counsel, that the ultimate liability, if any, resulting from any of or all of the above matters would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development and future facts and circumstances could result in management changing its conclusions.
  In 1995 a series of fires occurred at a warehouse, located in Houston, Texas, which American National owns. American National leased the warehouse to a company that, in turn, rented out space to various other parties to store materials. As a result of these fires, some of the materials stored in the warehouse caused damage at the warehouse site. As the owner of the warehouse, American National is now named as a defendant in several lawsuits concerning alleged damages related to the fires. After reviewing this situation with legal counsel, management believes that American National has meritorious defenses against these lawsuits. The company also has meritorious grounds to recover any damages from the third parties who actually owned the materials that caused the fires. Therefore, no specific reserves for this matter have been recorded in the consolidated financial statements. However, if the defenses and recoveries are not resolved in the manner that management anticipates, it is possible that the resulting liability could have a material impact on the consolidated financial results.
  In 1996, American National was named as a defendant in a purported nationwide class action lawsuit, filed in the state of Alabama, in which the plaintiffs allege that American National and a third party marketing and administration organization engaged in improper sales practices in connection with a group annuity. This litigation is still in the discovery stage, and management believes that American National has meritorious defenses to class certification and the substantive allegations in the complaint. Because the ultimate outcome of this litigation is not foreseeable, no estimate of potential loss, if any, is possible. Therefore, no provision for this matter has been recorded in the consolidated financial statements. However, if the defenses are not successful and a nationwide class is certified, it is possible that the resulting liability could have a material impact on the consolidated financial results.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Stockholders and Board of Directors,
American National Insurance Company:

We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 19, 1998. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.


                                                             ARTHUR ANDERSEN LLP
Houston, Texas
February 19, 1998

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES December 31, 1997
(In thousands)

------------------------------------------------------------------------------------------
               COLUMN A                              COLUMN B    COLUMN C     COLUMN D

                                                                              AMOUNT AT
                                                                                WHICH
                                                                 MARKET      SHOWN IN THE
TYPE OF INVESTMENT                                    COST (A)    VALUE      BALANCE SHEET
------------------------------------------------------------------------------------------
Fixed Maturities:
Bonds Held-to-Maturity:
United States Government and government agencies
and authorities                                      $  180,156  $  185,598  $  180,156
States, municipalities and political subdivisions        11,367      11,613      11,367
Foreign governments                                     121,643     128,790     121,643
Public utilities                                      1,198,814   1,235,793   1,198,814
All other corporate bonds                             2,093,947   2,190,792   2,093,947
Bonds Available-for-Sale:
United States Government and government agencies
and authorities                                          49,990      51,338      51,338
Foreign governments                                      47,141      51,469      51,469
Public utilities                                        185,078     197,408     197,408
All other corporate bonds                               280,860     300,165     300,165
Redeemable preferred stock                               39,313      40,744      40,744
------------------------------------------------------------------------------------------
Total fixed maturities                               $4,208,309  $4,393,710  $4,247,051
------------------------------------------------------------------------------------------

Equity Securities:
Common stocks:
Public utilities                                     $   33,778  $   48,893  $   48,893
Banks, trust and insurance companies                     48,755      72,875      72,875
Industrial, miscellaneous and all other                 492,525     761,096     761,096
------------------------------------------------------------------------------------------
Total equity securities                              $  575,058  $  882,864  $  882,864
------------------------------------------------------------------------------------------

Mortgage loans on real estate                        $1,103,333      XXXXXX  $1,103,333
Investment real estate                                  227,372      XXXXXX     227,372
Real estate acquired in satisfaction of debt             30,838      XXXXXX      30,838
Policy loans                                            300,574      XXXXXX     300,574
Other long-term investments                              63,135      XXXXXX      63,135
Short-term investments                                  126,732      XXXXXX     126,732
------------------------------------------------------------------------------------------
Total investments                                    $6,635,351      XXXXXX  $6,981,899
==========================================================================================

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs adjusted for amortization of premiums or accrual of discounts.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(In thousands)


------------------------------------------------------------------------------------------------------------------------------
COLUMN A                     COLUMN B    COLUMN C    COLUMN D   COLUMN E    COLUMN F    COLUMN G      COLUMN H    COLUMN I

                                       FUTURE POLICY
                                        BENEFITS,                OTHER                                BENEFITS,   AMORTIZATION
                            DEFERRED     LOSSES,                 POLICY                                CLAIMS,    OF DEFERRED
                              POLICY     CLAIMS                 CLAIMS AND                  NET       LOSSES AND    POLICY
                            ACQUISITION  AND LOSS    UNEARNED    BENEFITS    PREMIUM     INVESTMENT   SETTLEMENT  ACQUISITION
SEGMENT                        COST      EXPENSES    PREMIUMS    PAYABLE     REVENUE     INCOME  (a)  EXPENSES      COSTS
------------------------------------------------------------------------------------------------------------------------------
1997
----
Individual life insurance     $430,231   $2,362,599   $  6,490   $ 56,196   $  273,389    $152,783      $232,975   $ 45,922
Individual accident and
 health insurance               54,107       91,221      4,882     66,047      184,676       7,106       135,237      5,481
Annuities                      172,805    2,017,781          9     14,183       50,524     137,319       135,714     38,213
Group life and A & H
 insurance                      21,900       43,755      5,398     47,647      173,297       4,625       136,076      9,096
Credit insurance                59,470            0    221,118     40,881       45,708       5,665        22,042     17,671
Property and casualty
 insurance                       9,828            0    156,830    126,237      312,987      12,349       233,887     22,327
Capital and surplus                  0            0          0          0            0     151,179             0          0
Non-insurance                        0            0          0          0            0       1,869             0          0
------------------------------------------------------------------------------------------------------------------------------
 Total                        $748,341   $4,515,356   $394,727   $351,191   $1,040,581    $472,895      $895,931   $138,710
==============================================================================================================================

1996
----
Individual life insurance     $426,277   $2,329,606   $  6,518   $ 54,793   $  271,715    $151,323      $236,716   $ 47,715
Individual accident and
 health insurance               57,183       95,424      4,316     64,641      192,450       7,471       142,628      4,429
Annuities                      172,502    1,936,717         --      8,729       35,610     115,726       115,422     15,339
Group life and A & H
 insurance                      19,830       37,979      3,509     39,230      152,420       4,600       109,543      4,712
Credit insurance                55,412           --    205,213     37,499       41,940       5,213        20,668     15,902
Property and casualty
 insurance                       7,819           --    111,011    110,843      257,845      11,733       206,120     19,920
Capital and surplus                 --           --         --         --           --     137,573            --         --
Non-insurance                       --           --         --         --           --       2,052            --         --
------------------------------------------------------------------------------------------------------------------------------
 Total                        $739,023   $4,399,726   $330,567   $315,735   $  951,980    $435,691      $831,097   $108,017
==============================================================================================================================

--------------------------------------------------------
                              COLUMN J    COLUMN K
--------------------------------------------------------
                                OTHER
                              OPERATING    PREMIUMS
                             EXPENSES(b)   WRITTEN
1997
----
Individual life insurance     $      0     $      0
Individual accident and
 health insurance                    0            0
Annuities                            0            0
Group life and A & H
 insurance                           0            0
Credit insurance                     0            0
Property and casualty
 insurance                           0      326,789
Capital and surplus                  0            0
Non-insurance                        0            0
--------------------------------------------------------
 Total                        $      0     $326,789
========================================================

1996
----
Individual life insurance     $122,548     $     --
Individual accident and
 health insurance               58,343           --
Annuities                        2,548           --
Group life and A & H
 insurance                      45,694           --
Credit insurance                14,863           --
Property and casualty
 insurance                      28,427      271,061
Capital and surplus             (1,208)          --
Non-insurance                    8,554           --
--------------------------------------------------------
 Total                        $279,769     $271,061
========================================================


(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to capital and surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(In thousands)

------------------------------------------------------------------------------------------------------
           COLUMN A                   COLUMN B      COLUMN C    COLUMN D    COLUMN E       COLUMN F

                                                    CEDED TO     ASSUMED                 PERCENTAGE OF
                                         GROSS        OTHER     FROM OTHER    NET        AMOUNT ASSUMED
                                         AMOUNT     COMPANIES   COMPANIES    AMOUNT         TO NET
------------------------------------------------------------------------------------------------------
1997
----
Life insurance in force               $43,143,187   $6,985,956   $662,171   $36,819,402       1.8%
======================================================================================================
Premiums:
  Life insurance                          391,124       51,776      9,725       349,073       2.8%
  Accident and health insurance           419,239       49,442      8,724       378,521       2.3%
  Property and liability insurance        324,731       18,441      6,697       312,987       2.1%
 ------------------------------------------------------------------------------------------------------
    Total premiums                    $ 1,135,094   $  119,659   $ 25,146   $ 1,040,581       2.4%
=======================================================================================================

1996
----
Life insurance in force               $41,945,640   $6,007,905   $583,853   $36,521,588       1.6%
======================================================================================================
Premiums:
 Life insurance                           368,984       45,955      6,908       329,937       2.1%
 Accident and health insurance            398,500       41,995      7,693       364,198       2.1%
 Property and liability insurance         264,588       12,194      5,451       257,845       2.1%
------------------------------------------------------------------------------------------------------
   Total premiums                     $ 1,032,072   $  100,144   $ 20,052   $   951,980       2.1%
======================================================================================================

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

 -----------------------------------------------------------------------------------------------------------------------------------

    COLUMN A                                  COLUMN B      COLUMN C                          COLUMN D                    COLUMN E

                                                                                        DEDUCTIONS - DESCRIBE
                                             BALANCE AT        ADDITIONS           AMOUNTS                                BALANCE AT
                                            BEGINNING OF      CHARGED TO        WRITTEN OFF DUE          AMOUNTS           END OF
    DESCRIPTION                                PERIOD          EXPENSE          TO DISPOSAL  (A)        COMMUTED  (B)      PERIOD
------------------------------------------------------------------------------------------------------------------------------------
1997
----
Investment valuationt allowances:
 Mortgage loans on real estate                $14,846        $   707                $   323            $    --           $15,230
 Investment real estate                        28,561          1,400                  6,607                777            22,577
 Investment in unconsolidated
  affiliates                                    2,327          1,400                     --                 --             3,727
 Other assets                                  11,900                                   100                               11,800
------------------------------------------------------------------------------------------------------------------------------------

   Total                                      $57,634        $ 3,507                $ 7,030             $  777           $53,334
====================================================================================================================================


1996
----
Investment valuation allowances:
  Mortgage loans on real estate               $12,824        $ 3,037                $    --             $1,015           $14,846
  Investment real estate                       38,793          4,803                 10,652              4,383            28,561
  Investment in unconsolidated
   affiliates                                   1,113          1,214                     --                 --             2,327
  Other assets                                  2,000          3,447                 (6,453)                --            11,900
-----------------------------------------------------------------------------------------------------------------------------------

   Total                                      $54,730        $12,501                $ 4,199             $5,398           $57,634
===================================================================================================================================



(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

TERMINATION OF PARTICIPATION AGREEMENTS

  The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following generally summarizes those provisions:

THE FIDELITY FUNDS

  Both participation agreements for the Fidelity Funds provide for termination:
(1) upon sixty days advance written notice by any party; (2) by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts; (3) by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; (4) by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the "Code"), or if American National reasonably believes the Fidelity Funds may fail to so qualify; (5) by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement; (6) by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (7) by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (8) by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding; or (9) upon a determination that a material irreconcilable conflict exists between the interests of the Contractowners and other investors in the Fidelity Funds or between American National's interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

THE VAN ECK FUND

  This participation agreement provides for termination: (1) upon sixty days advance written notice by any party; (2) by American National with respect to any Van Eck Portfolio if American National determines that shares of such Van Eck Portfolio are not reasonably available to meet the requirements of the Contracts; (3) by American National with respect to any Van Eck Portfolio if any of the shares of such Van Eck Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; (4) by American National with respect to any Van Eck Portfolio if such Van Eck Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the Van Eck Fund will fail to so qualify; (5) by American National with respect to any Van Eck Portfolio if such Van Eck Portfolio fails to meet the diversification requirements specified in the Van Eck participation agreement; (6) by the Van Eck Fund or the underwriter, upon a determination by either, that American National or its affiliated companies has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (7) by American National upon a determination by American National that either the Van Eck Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (8) by the Van Eck Fund or the underwriter forty-five days after American National gives the Van Eck Fund and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Van Eck participation agreement was then outstanding; or (9) upon a determination that a material irreconcilable conflict exits between the interests of the Contractowners and other investors or between American National's interests in the Van Eck Fund and the interests of other insurance companies invested in the Van Eck Fund.

THE T. ROWE PRICE FUNDS

  This participation agreement provides for termination: (1) upon six months advance written notice by any party; (2) by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such
T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts; (3) by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; (4) by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National's ability to perform under the T. Rowe Price participation agreement; (5) by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement; (6) by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify; (7) by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price

Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the
T. Rowe Price Portfolio may fail to so comply; (8) by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (9) by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (10) by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National's intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding; or (11) upon a determination that a material irreconcilable conflict exists between the Contractowners and other investors in the T. Rowe Price Funds or between American National's interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

THE FEDERATED FUND

  This participation agreement provides for termination: (1) upon one hundred eighty days advance written notice by any party; (2) at American National's option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares; (4) at American National's option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body; (5) upon a requisite vote of the Contractowners to substitute shares of another fund for shares of the Federated Fund; (6) if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts; (7) by any party upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contractowners and other investors in the Federated Fund or between American National's interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund; (8) at American National's option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code; or (9) at American National's option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

THE LAZARD FUND

  This participation agreement provides for termination: (1) upon one hundred eighty days advance written notice by any party, unless a shorter period is agreed upon by the parties; (2) at American National's option if shares of any Lazard Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National; (3) at American National's option upon the institution of formal proceedings against the Lazard Fund or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the Lazard Fund's ability to perform its obligations under the Lazard participation agreement; (4) at the option of the Lazard Fund upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body if the Lazard Fund determines that such proceedings will have a material adverse effect on American National's ability to perform under the Lazard participation agreement; (5) at the option of the Lazard Fund upon a determination by the Lazard Fund that American National has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of American National, if, after the expiration of sixty days written notice of such determination, American National has not cured the situation to the satisfaction of the Lazard Fund; (6) at American National's option upon a determination by American National that the Lazard Fund has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity and such change or publicity is likely to have a material adverse impact on the business and operation of the Lazard Fund, if, after the expiration of sixty days written notice of such determination, the Lazard Fund has not cured the situation to the satisfaction of American National; (7) upon the termination of the Investment Management Agreement between the Lazard Fund and its investment advisor, unless American National specifically approves selection of a new investment advisor, or upon the sale, acquisition or change of control of the investment advisor; (8) if any of the shares of a Lazard Portfolio are not registered, issued, or sold in accordance with applicable federal law, or such law precludes the use of such shares as the underlying investment media of the Contracts; (9) at the option of the Lazard Fund upon a determination by the Lazard Fund's Board of Trustees that it is no longer in the best interest of the shareholders for the Lazard Fund to operate under the Lazard participation agreement; (10) at the option of the Lazard Fund if the Contracts cease to qualify as annuity contracts or life insurance policies under the Code, or the Lazard Fund reasonably believes the Contracts may fail to so qualify; (11) at the option of either party upon one party's breach of a material provision of the Lazard participation agreement, which breach has not been cured to the satisfaction of the non-breaching party within ten days after receipt of written notice of the breach; (12) at the Lazard Fund's option if the Contracts are not registered, issued, or sold in accordance with applicable federal or state law; (13) upon assignment of the Lazard participation agreement, unless made with the written consent of the non-assigning party; (14) at the option of either party upon a determination by a majority of the

Trustees of the Lazard Fund that an irreconcilable conflict exists between the interests of the Contractowners and other investors in the Lazard Fund or between American National's interests in the Lazard Fund and the interests of other insurance companies invested in the Lazard Fund; or (15) upon a requisite vote of the Contractowners, or obtaining a SEC order or no-action letter, to substitute the shares of another fund for the shares of one or more Lazard Portfolios upon 60 days written notice to the Lazard Fund.

THE MFS FUND

This participation agreement provides for termination: (1) upon six months advance written notice by any party; (2) at American National's option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not "appropriate funding vehicles" for the Contracts, as determined by American National; (3) at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National's duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund; (4) at American National's option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund's or the underwriter's duties under the MFS participation agreement or related to the sale of shares of the MFS Fund;
(5) at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contractowners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund; (6) by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (7) by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity; (8) at the option of any party, upon another party's material breach of any provision of the MFS participation agreement; or (9) upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

                          [LOGO OF AMERICAN NATIONAL]

                            PART C ITEM AND CAPTION

Items 24. Financial Statements and Exhibits.

     (a)  Financial Statements          All required financial
                                        statements are included in the
                                        Statement of Additional
                                        Information

     (b)  Exhibits

     Exhibit "1" -                 Copy of the resolutions of the
                                   board of directors of the depositor
                                   authorizing the establishment of
                                   the Registrant/1/

     Exhibit "2" -                 Not Applicable

     Exhibit "3" -                 Distribution and Administrative
                                   Services Agreement /1/

     Exhibit "4" -                 Form of each variable annuity
                                   contract /1/

     Exhibit "5" -                 Form of application used with any
                                   variable annuity contract /1/

     Exhibit "6a" -                Copy of the articles of
                                   incorporation of the depositor /1/

     Exhibit "6b" -                Copy of the by-laws of the
                                   depositor /1/

     Exhibit "7" -                 Not Applicable

     Exhibit "8a"                  American National Investment Account, Inc.
                                   Participation Agreement /1/

     Exhibit "8b"                  Fidelity Investments' Variable
                                   Insurance Products Fund
                                   Participation Agreement /1/

     Exhibit "8c"                  Variable Insurance Products Fund II
                                   Participation Agreement /1/

     Exhibit "8d"                  Form of Lazard Retirement Series, Inc.
                                   Fund Participation Agreement /1/

     Exhibit "8e"                  Form of Van Eck Worldwide Insurance
                                   Trust Participation Agreement /1/

     Exhibit "8f"                  Form of T. Rowe Price International
                                   Series, Inc., T. Rowe Price Equity
                                   Series, Inc., and T. Rowe Price
                                   Fixed Income Series, Inc.
                                   Participation Agreement /1/

     Exhibit "8g"                  Form of MFS Variable Insurance
                                   Trust Participation Agreement /1/

     Exhibit "8h"                  Form of Federated Insurance Series
                                   Fund Participation Agreement /1/

     Exhibit "9" -                 Opinion and Consent of Counsel

     Exhibit "10" -                Consent of independent accountants

     Exhibit "11" -                Not Applicable

     Exhibit "12" -                Not Applicable

     Exhibit "13" -                Not Applicable

     Exhibit "14" -                Control Chart

     /1/ Incorporated herein by reference to the Registrant's initial registration statement filed with the Securities and Exchange Commission on August 21, 1996 (File No. 333-10581) (Accession No. 0000899243-96-01133).

Item 25.  Directors and Officers of the Depositor.

Directors

Name                     Business Address

G.Richard Ferdinandtsen  One Moody Plaza
                         Galveston, Texas 77550

Irwin M. Herz, Jr.       Greer, Herz & Adams, L.L.P.
                         One Moody Plaza, 18th Floor
                         Galveston, Texas 77550

R. Eugene Lucas          Gal-Tex Hotel Corporation
                         2302 Postoffice, Suite 504
                         Galveston, Texas 77550

E. Douglas McLeod        The Moody Foundation
                         2302 Postoffice, Suite 704
                         Galveston, Texas 77550

Frances Anne Moody       7031 Inwood
                         Dallas, Texas 75209

Robert L. Moody          2302 Postoffice, Suite 702
                         Galveston, Texas 77550

Russell S. Moody         6016 Mount Bonnell Hollow
                         Austin, Texas 78731

W.L. Moody, IV           2302 Postoffice, Suite 502
                         Galveston, Texas 77550

Joe Max Taylor           Galveston County Sheriff's Department
                         715 19th Street
                         Galveston, Texas 77550

Officers

     The principal business address of the officers, unless otherwise indicated in the "Directors" section, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Name                Office

R.L. Moody          Chairman of the Board, President and Chief Executive Officer

G.R. Ferdinandtsen  Senior Executive Vice President and Chief Operating Officer

R.A. Fruend         Executive Vice President, Director of Ordinary Agencies

B.J. Garrison       Executive Vice President, Director of Home Service Division

M.W. McCroskey      Executive Vice President - Investments

J.E. Pozzi          Executive Vice President, Independent Marketing

R.J. Welch          Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

G.L. Noelle         Senior Vice President, Health Insurance Operations

S.E. Pavlicek       Senior Vice President and Controller

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

V.E. Soler, Jr.     Vice President, Secretary & Treasurer

J.J. Antkowiak      Vice President, Director of Computing Services

D.M. Azur           Vice President, Claims

D. D. Brichler      Vice President, Mortgage Loan Production

F.V. Broll, Jr.     Vice President & Actuary

G.C. Crume          Vice President, Independent Marketing

D.A. Culp           Vice President, Independent Marketing

A.C. Deetjen        Vice President, Director of Marketing & Product Services

G.D. Dixon          Vice President, Stocks

J.F. Grant, Jr.     Vice President, Group Actuary

R.D. Hemme          Vice President and Actuary

M.E. Hogan          Vice President, Credit Insurance Operations

C.J. Jones          Vice President, Health Underwriting & New Business

D.D. Judy           Vice President, Financial Marketing

Dr. H.B. Kelso, Jr. Vice President & Medical Director

G.G. Kirk           Vice President, Pension& Payroll Deduction Marketing

D.D. Lagrone        Vice President, Home Office Services

George A. Macke     Vice President, General Auditor

G.W. Marchand        Vice President, Life Underwriting

R.G. McCrary         Vice President, Application Development Division

D.N. McDaniel        Vice President, Home Service Administration

E.B. Pavelka         Vice President, Life Premium Accounting & Policy Service

W.T. Porter          Vice President, Group Marketing

J.C. Shank           Vice President, Health Actuary

W.H. Watson III      Vice President, Health Actuary

G.W. Williamson      Vice President, Asst. Director, Home Service Division

P. Barber            Asst. Vice President, Human Resources

W.R. Berger          Asst. Vice President, Investments

S.F. Brast           Asst. Vice President, Real Estate Manager

J.J. Cantu           Asst. Vice President and Illustration Actuary

W.F. Carlton         Asst. Vice President, Financial Reports

J. R. Cramer Asst.   Vice President, Health Claims

R. T. Crawford Asst. Vice President, General Accounting

J.D. Ferguson        Asst. Vice President, Director of Marketing Services

J.M. Flippin         Asst. Vice President; Director, Life Marketing

D.S. Fuentes         Asst. Vice President, Director of Group Claims

K.E. Johnston        Asst. Vice President, Asst. Director of Financial Marketing

P.E. Kennedy         Asst. Vice President, Personnel

G.W. Kirkham         Asst. Vice President, Director of Planning & Support

D. Knowles           Asst. Vice President - Independent Marketing; Director of
                     Marketing/Agency Support

C.H. Lee            Asst. Vice President and Actuary

D.L. Leining        Asst. Vice President, Life Underwriting

M.S. Nimmons        Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer     Asst. Vice President, Director of Group Quality Assurance

R.A. Price          Asst. Vice President, Director of Training & Market
                    Development

J.J. Rooney         Asst. Vice President, Group Legal/Audit

G.A. Schillaci      Asst. Vice President & Actuary

M.J. Soler          Asst. Vice President, Group Administration

G.A. Sparks, Sr.    Asst. Vice President, Director of Field Services

J.L. Towson         Asst. Vice President, Director of Group Underwriting

M.A. Trevino        Asst. Vice President, Life Systems, Training & New Business

M.L. Waugh, Jr.     Asst. Vice President, Claims

V.M. Young          Asst. Vice President, Securities Investments

J.E. Cernosek       Asst. Secretary

V.J. Krc            Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor

Item 27.  Number of Contractowners.

     As of March 31, 1998, the Registrant had 22 Contractowners.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) Securities Management and Research, Inc., the principal underwriter for the contracts described herein, also acts as the principal underwriter for the American National Funds Group consisting of American National Growth Fund, Inc., American National Income Fund, Inc. and American National Triflex Fund, Inc.; SM&R Capital Funds, Inc. consisting of American National Government Income Fund Series, American National Primary Fund Series and American National Tax Free Fund Series; American National Investment Accounts, Inc.

     (b) The following are the officers and directors of Securities Management and Research, Inc.

                                              Principal Business

Name                          Position              Address
----                          --------              -------

Robert A. Fruend, C.L.U.      Director       American National Insurance Company
                                             One Moody Plaza
                                             Galveston, Texas 77550

R. Eugene Lucas               Director       Gal-Tenn HotelCorporation
                                             504 Moody National Bank Tower
                                             Galveston, Texas 77550

Michael W. McCroskey          Director,      Securities Management
                              President        and Research, Inc.
                              and Chief      One Moody Plaza
                              Executive      Galveston, Texas 77550
                              Officer

Gordon D. Dixon               Director,      Securities Management
                              Senior Vice      and Research, Inc.
                              President and  One Moody Plaza
                              Chief          Galveston, Texas 77550
                              Investment
                              Officer

Ronald J. Welch               Director       American National Insurance
                                               Company
                                             One Moody Plaza
                                             Galveston, Texas 77550

Vera M. Young                 Vice           American National Insurance
                              President        Company
                                             One Moody Plaza
                                             Galveston, Texas 77550

Emerson V. Unger, C.L.U.      Vice           Securities Management and
                              President        Research, Inc.
                                             One Moody Plaza
                                             Galveston, Texas 77550

Brenda T. Koelemay            Vice           Securities Management and
                              President        Research, Inc.
                              and Treasurer  One Moody Plaza
                                             Galveston, Texas 77550

Teresa E. Axelson             Vice           Securities Management and
                            President          Research, Inc.
                            and Secretary    One Moody Plaza
                                             Galveston, Texas 77550

     (c)  Not Applicable

Item 30.  Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31.  Management Services.

     Not Applicable

Item 32.  Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

          (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

          (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

          (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

          (iv)  Obtain from each plan participant who purchases a Section 403
                (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b)
                (11), and (2) other investment alternatives available under the employer's Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-effective Amendment Number One to the Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 24th day of April, 1998.

                      AMERICAN NATIONAL VARIABLE ANNUITY
                      SEPARATE ACCOUNT
                                 (Registrant)

                      By:  AMERICAN NATIONAL INSURANCE COMPANY

                      By: /s/ Robert L. Moody
                         ----------------------------------------
                      Robert L. Moody, Chairman of the
                      Board, President and Chief Executive Officer

                      AMERICAN NATIONAL INSURANCE COMPANY
                                  (Depositor)

                      By: /s/ Robert L. Moody
                         ----------------------------------------
                      Robert L. Moody, Chairman of the
                      Board, President and Chief Executive Officer
ATTEST:

/s/ Vincent E. Soler, Jr.
-----------------------------------
Vincent E. Soler, Jr., Vice
President, Secretary and Treasurer

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                                    Date
---------                     -----                                    ----

/s/ Michael W. McCroskey
-------------------------  Executive Vice President -                 4-24-98
Michael W. McCroskey       Investments (Principal Financial Officer)


/s/ Stephen E. Pavlicek
-------------------------  Senior Vice President and
Stephen E. Pavlicek        Controller (Principal Accounting Officer)  4-24-98

Signature                     Title                                    Date
---------                     -----                                    ----

/s/ Robert L. Moody
-------------------------  Chairman of the Board,                     4-24-98
Robert L. Moody            Director, President and Chief
                           Executive Officer (Principal
                           Executive Officer)


-------------------------  Director, Senior Executive                 ------
G. Richard Ferdinandtsen   Vice President and Chief
                           Operating Officer


/s/ Irwin M. Herz, Jr.
-------------------------  Director                                   4-24-98
Irwin M. Herz, Jr.


/s/ R. Eugene Lucas
-------------------------  Director                                   4-24-98
R. Eugene Lucas


-------------------------  Director                                   ------
E. Douglas McLeod


-------------------------  Director                                   ------
Frances Anne Moody


-------------------------  Director                                   ------
Russell S. Moody


/s/ W. L. Moody IV
-------------------------  Director                                   4-24-98
W. L. Moody IV


/s/ Joe Max Taylor
-------------------------  Director                                   4-24-98
Joe Max Taylor